UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06114

Cavanal Hill Funds
(Exact name of registrant as specified in charter)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Address of principal executive offices) (Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-762-7085

Date of fiscal year end: 8/31

Date of reporting period: 2/28/13

Item 1. Reports to Stockholders.

CAVANAL HILL®
Funds

MIDYEAR REPORT

February 28, 2013

TABLE OF CONTENTS

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

Additional Fund Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives,  risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

The Cavanal Hill Funds are distributed by BOSC, Inc., a registered Broker/Dealer, member FINRA/SIPC. BOSC, Inc. is a subsidiary of BOK Financial Corporation and an affiliate of Cavanal Hill Investment Management, Inc. and BOKF, NA.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

This document may contain “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995, Section 27A of the Securities Act and Section 21E of the Securities Exchange Act. Forward-looking statements give our current expectations of forecasts of future events. They include statements regarding our anticipated future operating and financial performance. Although we believe the expectations and statements reflected in these and other forward-looking statements are reasonable, we can give not assurance they will prove to have been correct. They can be affected by inaccurate assumptions, by inaccurate information from third parties, or by known or unknown risks and uncertainties.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities
February 28, 2013
(Unaudited)

		Cash
	U.S. Treasury	Management	Tax-Free Money
	Fund	Fund	Market Fund
Assets:
Investments, at cost	$221,442,685	$470,492,528	$393,385,928
Investments, at value	221,442,685	470,492,528	393,385,928
Repurchase agreements, at value/cost	568,000,000	563,000,000	—
Total Investments	789,442,685	1,033,492,528	393,385,928
Cash	297,547	—	25
Interest and dividends receivable	443,852	21,095	265,686
Receivable from fees waived or reimbursed	674	133,309	3,230
Prepaid expenses and other assets	49,555	56,710	21,359
Total Assets	790,234,313	1,033,703,642	393,676,228

Liabilities:
Distributions payable	4,495	7,416	3,089
Accrued expenses and other payables:
Investment advisory fees	—	458	53
Administration fees	9,564	17,495	2,164
Custodian fees	4,334	6,181	2,895
Trustee fees	4,524	1,497	517
Fund accounting, transfer agent and compliance fees	13,227	9,597	3,656
Other accrued liabilities	28,105	7,627	2,663
Total Liabilities	64,249	50,271	15,037
Net Assets	$790,170,064	$1,033,653,371	$393,661,191

Composition of Net Assets:
Shares of beneficial interest, at par	$7,902	$10,344	$3,937
Paid-in capital	790,163,798	1,034,422,888	393,656,990
Accumulated net investment income/(distributions in excess of net investment income)	(721)	(471)	1,084
Accumulated net realized gain/(loss) from investment transactions	(915)	(779,390)	(820)
Net Assets	$790,170,064	$1,033,653,371	$393,661,191

Net Assets:
Administrative Shares	$605,003,369	$451,013,682	$6,828,243
Service Shares	46,138,723	—	—
Institutional Shares	139,027,972	582,628,404	11,815,454
Select Shares	—	—	375,006,942
Premier Shares	—	11,285	10,552
Total	$790,170,064	$1,033,653,371	$393,661,191

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	604,912,231	451,378,536	6,824,083
Service Shares	46,159,380	—	—
Institutional Shares	139,099,102	583,036,704	11,820,328
Select Shares	—	—	375,006,466
Premier Shares	—	11,285	10,553
Total	790,170,713	1,034,426,525	393,661,430

Net asset value, offering price & redemption price per share:
Administrative Shares	$1.00	1.00	$1.00
Service Shares	$1.00	$—	$—
Institutional Shares	$1.00	$1.00	$1.00
Select Shares	$—	$—	$1.00
Premier Shares	$—	$1.00	$1.00

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Continued
February 28, 2013
(Unaudited)

	Intermediate
	Tax-Free Bond	Short-Term	Intermediate
	Fund	Income Fund	Bond Fund	Bond Fund
Assets:
Investments, at cost	$33,056,196	$142,277,267	$29,919,189	$49,182,653
Investments, at value	36,400,514	138,041,237	26,125,205	46,764,116
Investments in affiliates, at value/cost	1,367,275	903,188	654,424	3,439,725
Total Investments	37,767,789	138,944,425	26,779,629	50,203,841
Cash	—	140,402	31,143	43,126
Interest and dividends receivable	323,620	552,841	108,831	222,463
Receivable for capital shares issued	—	2,015,818	42,725	11,397
Prepaid expenses and other assets	10,004	16,692	12,071	11,782
Total Assets	38,101,413	141,670,178	26,974,399	50,492,609

Liabilities:
Distributions payable	74,512	94,960	22,027	63,360
Payable for investments purchased	—	—	—	1,000,000
Payable for capital shares redeemed	265	183,653	1,232	250,738
Accrued expenses and other payables:
Investment advisory fees	5,951	16,561	4,113	7,593
Administration fees	2,975	11,041	2,056	3,796
Distribution fees	640	10,497	2,809	2,178
Custodian fees	298	1,104	206	380
Trustee fees	76	225	—	2
Fund accounting, transfer agent and compliance fees	739	2,709	165	326
Shareholder servicing fees	18	349	108	3
Other accrued liabilities	422	1,091	—	9
Total Liabilities	85,896	322,190	32,716	1,328,385
Net Assets	$38,015,517	$141,347,988	$26,941,683	$49,164,224

Composition of Net Assets:
Shares of beneficial interest, at par	$33	$147	$26	$51
Paid-in capital	34,675,640	166,662,186	37,900,250	51,809,600
Accumulated net investment income/(distributions in excess of net investment income)	(22,865)	(78,850)	459,574	(172,541)
Accumulated net realized gain/(loss) from investment transactions	18,391	(20,999,465)	(7,624,183)	(54,349)
Net unrealized appreciation (depreciation) on investments	3,344,318	(4,236,030)	(3,793,984)	(2,418,537)
Net Assets	$38,015,517	$141,347,988	$26,941,683	$49,164,224

Net Assets:
Investor Shares	$2,524,775	52,363,501	14,382,577	11,173,219
Institutional Shares	34,642,550	88,872,394	12,502,923	37,942,077
A Shares	848,192	112,093	56,183	48,928
Total	$38,015,517	$141,347,988	$26,941,683	$49,164,224

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	216,922	5,449,887	1,400,412	1,166,377
Institutional Shares	2,972,763	9,253,883	1,216,164	3,962,296
A Shares	72,843	11,658	5,467	5,107
Total	3,262,528	14,715,428	2,622,043	5,133,780

Net Asset Value, offering price & redemption price per share(a):
Investor Shares	$11.64	$9.61	$10.27	$9.58
Institutional Shares	$11.65	$9.60	$10.28	$9.58
A Shares	$11.64	$9.61	$10.28	$9.58
Maximum Sales Charge:
A Shares	3.75%	2.50%	3.75%	3.75%

Maximum Offering Price (net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
A Shares	$12.09	$9.86	$10.68	$9.95

(a)     Per-share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Concluded
February 28, 2013
(Unaudited)

		U.S. Large
	Balanced	Cap Equity	Opportunistic
	Fund	Fund	Fund
Assets:
Investments, at cost	$54,004,948	$22,556,717	$2,943,156
Investments, at value	61,104,014	27,680,632	3,020,835
Investments in affiliates, at value/cost	5,993,396	630,416	420,728
Total Investments	67,097,410	28,311,048	3,441,563
Cash	38,655	—	—
Interest and dividends receivable	189,513	43,309	1,080
Receivable for capital shares issued	5,007	22,733	21,677
Receivable for investments sold	121,306	627,951	150,567
Prepaid expenses and other assets	9,471	10,043	22,003
Total Assets	67,461,362	29,015,084	3,636,890

Liabilities:
Payable for investments purchased	874,007	635,632	105,300
Payable for capital shares redeemed	—	109,437	—
Accrued expenses and other payables:
Investment advisory fees	17,931	8,827	—
Administration fees	5,123	2,207	250
Distribution fees	2,721	329	182
Custodian fees	512	221	25
Trustee fees	—	28	4
Fund accounting, transfer agent and compliance fees	429	290	130
Shareholder servicing fees	—	2	55
Other accrued liabilities	—	155	19
Total Liabilities	900,723	757,128	105,965
Net Assets	$66,560,639	$28,257,956	$3,530,925
Composition of Net Assets:
Shares of beneficial interest, at par	$51	$22	$3
Paid-in capital	58,110,302	21,757,288	3,367,369
Accumulated net investment income/(distributions in excess of net investment income)	215,762	49,187	2,585
Accumulated net realized gain/(loss) from investment transactions	1,135,458	1,327,544	83,289
Net unrealized appreciation (depreciation) on investments	7,099,066	5,123,915	77,679
Net Assets	$66,560,639	$28,257,956	$3,530,925
Net Assets:
Investor Shares	$14,088,558	$1,706,972	$337,510
Institutional Shares	52,252,968	26,540,221	2,514,856
A Shares	219,113	10,763	678,559
Total	$66,560,639	$28,257,956	$3,530,925
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	1,073,321	136,201	28,703
Institutional Shares	3,971,101	2,108,226	213,446
A Shares	16,714	858	57,674
Total	5,061,136	2,245,285	299,823
Net Asset Value, offering price & redemption price per share:
Investor Shares	$13.13	$12.53	$11.76
Institutional Shares	$13.16	$12.59	$11.78
A Shares	$13.11	$12.54	$11.77
Maximum Sales Charge:
A Shares	5.50%	5.50%	5.50%

Maximum Offering Price (net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
A Shares	$13.87	$13.27	$12.46

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations
Six Months Ended February 28, 2013
(Unaudited)
		Cash	Tax-Free
	U.S. Treasury	Management	Money
	Fund	Fund	Market Fund
Investment Income:
Interest income	$595,586	$706,198	$305,817
Dividend income	—	—	3,181
Total income	595,586	706,198	308,998

Expenses:
Investment advisory fees	643,572	724,884	289,087
Administration fees	514,856	579,906	231,270
Distribution fees - Administrative Shares	863,031	559,366	12,678
Distribution fees - Service Shares	42,260	—	—
Distribution fees - Premier Shares	—	26	23
Shareholder servicing fees - Administrative Shares	863,031	559,366	12,678
Shareholder servicing fees - Service Shares	42,260	—	—
Shareholder servicing fees - Institutional Shares	167,321	648,752	18,547
Shareholder servicing fees - Select Shares	—	—	450,572
Shareholder servicing fees - Premier Shares	—	13	12
Fund accounting, transfer agent and compliance fees	184,348	204,130	84,983
Custodian fees	42,903	48,324	19,272
Trustee fees	21,906	23,100	10,048
Professional fees	76,602	66,703	30,019
Printing fees	18,422	21,899	8,458
Registration fees	10,400	11,379	4,429
Other expenses	68,588	62,078	24,821

Total expenses before fee and expense reductions	3,559,500	3,509,926	1,196,897

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(638,750)	(683,499)	(232,042)
Administration fees contractually waived	(382,605)	(396,861)	(200,635)
Custodian fees voluntarily waived	(4,592)	(3,291)	(476)
Distribution fees contractually waived - Administrative Shares	(863,031)	(559,366)	(12,068)
Distribution fees contractually waived - Service Shares	(42,260)	—	—
Distribution fees contractually waived - Premier Shares	—	(26)	(23)
Shareholder servicing fees waived - Administrative Shares	(863,031)	(559,366)	(12,678)
Shareholder servicing fees waived - Service Shares	(42,260)	—	—
Shareholder servicing fees waived - Institutional Shares	(167,321)	(648,752)	(17,834)
Shareholder servicing fees contractually waived - Select Shares	—	—	(450,572)
Shareholder servicing fees contractually waived - Premier Shares	—	(13)	(12)

Net expenses	555,650	658,752	270,557

Net investment income	39,936	47,446	38,441

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investment transactions	1,383	(346)	(748)

Change in net assets resulting from operations	$41,319	$47,100	$37,693

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Continued
Six Months Ended February 28, 2013
(Unaudited)

	Intermediate
	Tax-Free Bond	Short-Term	Intermediate
	Fund	Income Fund	Bond Fund	Bond Fund
Investment Income:
Interest income	$642,958	$1,335,210	$836,489	$710,207
Dividend income	—	15,371	—	—
Dividend income from affiliates	379	249	41	68
Total income	643,337	1,350,830	836,530	710,275

Expenses:
Investment advisory fees	113,033	371,269	67,874	131,238
Administration fees	41,103	135,008	24,682	47,723
Distribution fees - Investor Shares	3,102	62,347	16,548	14,442
Distribution fees - A Shares	962	79	41	18
Shareholder servicing fees - Investor Shares	3,101	62,347	16,548	14,442
Shareholder servicing fees - Institutional Shares	47,315	106,333	14,263	45,195
Shareholder servicing fees - A Shares	385	32	16	7
Fund accounting, transfer agent and compliance fees	14,624	56,325	21,853	26,255
Custodian fees	2,055	6,750	1,234	2,386
Trustee fees	1,085	3,544	677	1,321
Professional fees	3,373	9,561	1,978	3,913
Printing fees	1,090	3,809	863	1,316
Registration fees	10,422	11,132	9,724	9,919
Other expenses	2,671	6,015	1,888	2,894

Total expenses before fee and expense reductions	244,321	834,551	178,189	301,069

Investment advisory fees contractually waived/expenses reimbursed by Investment Adviser	(71,930)	(270,015)	(43,192)	(83,515)
Administration fees contractually waived	(20,551)	(67,503)	(12,341)	(23,861)
Shareholder servicing fees waived - Investor Shares	(2,984)	(60,270)	(15,909)	(14,420)
Shareholder servicing fees waived - Institutional Shares	(47,315)	(106,333)	(14,263)	(45,195)
Shareholder servicing fees waived - A Shares	(385)	(32)	(16)	(7)

Net expenses	101,156	330,398	92,468	134,071

Net investment income	542,181	1,020,432	744,062	576,204

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investment transactions	4,377	245,079	(407,851)	550,442
Change in unrealized appreciation/depreciation on investments	(81,194)	903,903	777,883	(120,421)

Net realized/unrealized gains/(losses) on investments	(76,817)	1,148,982	370,032	430,021
Change in net assets resulting from operations	$465,364	$2,169,414	$1,114,094	$1,006,225

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Concluded
Six Months Ended February 28, 2013
(Unaudited)

		U.S. Large Cap	Opportunistic
	Balanced Fund	Equity Fund	Fund
Investment Income:
Interest income	$565,039	$—	$—
Dividend income	427,049	284,006	25,434
Dividend income from affiliates	21,251	21	11
Foreign tax withholding	(1,018)	(55)	(12)
Total income	1,012,321	283,972	25,433

Expenses:
Investment advisory fees	239,587	98,223	14,663
Administration fees	64,754	28,471	2,087
Distribution fees - Investor Shares	17,029	2,019	456
Distribution fees - A Shares	40	13	518
Shareholder servicing fees - Investor Shares	17,030	2,019	456
Shareholder servicing fees - Institutional Shares	63,872	33,557	1,635
Shareholder servicing fees - A Shares	16	5	207
Fund accounting, transfer agent and compliance fees	25,919	8,028	2,106
Custodian fees	3,237	1,423	104
Trustee fees	1,456	733	51
Professional fees	4,346	2,311	111
Printing fees	1,483	835	496
Registration fees	17,023	9,912	14,282
Other expenses	3,892	2,099	729

Total expenses before fee and expense reductions	459,684	189,648	37,901

Investment advisory fees contractually waived/expenses reimbursed by Investment Adviser	(126,268)	(41,282)	(15,649)
Administration fees contractually waived	(32,376)	(14,235)	(1,043)
Shareholder servicing fees waived - Investor Shares	(17,029)	(2,007)	(76)
Shareholder servicing fees waived - Institutional Shares	(63,872)	(33,557)	(1,635)
Shareholder servicing fees waived - A Shares	(16)	(5)	(207)

Net expenses	220,123	98,562	19,291

Net investment income	792,198	185,410	6,142

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investment transactions	1,756,592	1,467,766	108,182
Change in unrealized appreciation/depreciation on investments	936,626	333,004	57,600

Net realized/unrealized gains/(losses) on investments	2,693,218	1,800,770	165,782
Change in net assets resulting from operations	$3,485,416	$1,986,180	$171,924

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets

	U.S. Treasury Fund		Cash Management Fund
	Six Months		Six Months
	Ended		Ended
	February 28, 2013	Year Ended	February 28, 2013	Year Ended
	(unaudited)	August 31, 2012	(unaudited)	August 31, 2012
From Investment Activities:
Operations:
Net investment income	$39,936	$69,793	$47,446	$76,743
Net realized gains/(losses) from investment transactions	1,383	(1,214)	(346)	(1,633)

Change in net assets resulting from operations	41,319	68,579	47,100	75,110

Distributions to Shareholders:
From net investment income:
Administrative Shares	(32,208)	(57,655)	(22,002)	(40,228)
Service Shares	(1,525)	(2,131)	—	(192)
Institutional Shares	(6,185)	(10,091)	(25,452)	(36,318)
Premier Shares	—	—	(2)	—

Change in net assets from shareholder distributions	(39,918)	(69,877)	(47,456)	(76,738)

Change in net assets from capital transactions	(186,965,575)	(60,441,781)	105,647,666	57,667,367

Change in net assets	(186,964,174)	(60,443,079)	105,647,310	57,665,739

Net Assets:
Beginning of period	977,134,238	1,037,577,317	928,006,061	870,340,322
End of period	$790,170,064	$977,134,238	$1,033,653,371	$928,006,061
Accumulated net investment income/(distributions in excess of net investment income)	$(721)	$(739)	$(471)	$(461)

Share Transactions:*
Administrative Shares
Issued	375,697,156	1,139,295,045	387,815,666	1,166,856,160
Reinvested	24	34	443	826
Redeemed	(558,875,266)	(1,176,501,275)	(403,792,080)	(1,136,850,836)
Change in Administrative Shares	(183,178,086)	(37,206,196)	(15,975,971)	30,006,150
Service Shares
Issued	59,968,471	108,356,830	—	1,321,759
Reinvested	—	97	—	—
Redeemed	(54,362,369)	(101,116,469)	—	(10,413,333)
Change in Service Shares	5,606,102	7,240,458	—	(9,091,574)
Institutional Shares
Issued	76,070,820	179,060,015	515,013,038	754,800,706
Reinvested	—	16	687	1,255
Redeemed	(85,464,411)	(209,536,074)	(393,401,373)	(718,049,170)
Change in Institutional Shares	(9,393,591)	(30,476,043)	121,612,352	36,752,791
Premier Shares
Issued	—	—	34,857	—
Reinvested	—	—	2	—
Redeemed	—	—	(23,574)	—
Change in Premier Shares	—	—	11,285	—
Change in shares:	(186,965,575)	(60,441,781)	105,647,666	57,667,367

*	Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Tax-Free Money Market Fund
	Six Months
	Ended
	February 28, 2013	Year Ended
	(unaudited)	August 31, 2012
From Investment Activities:
Operations:
Net investment income	$38,441	$131,997
Net realized gains/(losses) from investment transactions	(748)	1,399

Change in net assets resulting from operations	37,693	133,396

Distributions to Shareholders:
From net investment income:
Administrative Shares	(508)	(1,174)
Institutional Shares	(744)	(1,826)
Select Shares	(37,179)	(116,965)
Premier Shares	(2)	—
From net realized gains:
Administrative Shares	(12)	(33)
Institutional Shares	(20)	(108)
Select Shares	(375)	(1,518)

Change in net assets from shareholder distributions	(38,840)	(121,624)

Change in net assets from capital transactions	(43,063,554)	85,414,643

Change in net assets	(43,064,701)	85,426,415

Net Assets:
Beginning of period	436,725,892	351,299,477
End of period	$393,661,191	$436,725,892
Accumulated net investment income/(distributions in excess of net investment income)	$1,084	$1,076

Share Transactions:*
Administrative Shares
Issued	15,579,639	60,494,288
Redeemed	(18,191,909)	(57,356,978)
Change in Administrative Shares	(2,612,270)	3,137,310
Service
Issued	—	9,243
Redeemed	—	(10,298)
Change in Service	—	(1,055)
Institutional Shares
Issued	67,050,045	117,094,689
Redeemed	(66,077,366)	(125,986,788)
Change in Institutional Shares	972,679	(8,892,099)
Select Shares
Issued	231,311,902	515,818,614
Redeemed	(272,746,418)	(424,648,127)
Change in Select Shares	(41,434,516)	91,170,487
Premier Shares
Issued	20,282	—
Reinvested	2	—
Redeemed	(9,731)	—
Change in Premier Shares	10,553	—
Change in shares:	(43,063,554)	85,414,643

*	Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund
	Six Months		Six Months
	Ended		Ended
	February 28, 2013	Year Ended	February 28, 2013	Year Ended
	(unaudited)	August 31, 2012	(unaudited)	August 31, 2012
From Investment Activities:
Operations:
Net investment income	$542,181	$1,150,367	$1,020,432	$2,048,925
Net realized gains/(losses) from investment transactions	4,377	1,536	245,079	(2,216,148)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(81,194)	1,243,406	903,903	4,073,462
Change in net assets resulting from operations	465,364	2,395,309	2,169,414	3,906,239
Distributions to Shareholders:
From net investment income:
Investor Shares	(29,829)	(67,565)	(373,815)	(706,140)
Institutional Shares	(502,427)	(1,076,799)	(747,763)	(1,887,679)
A Shares	(9,384)	(403)	(479)	(252)
From net realized gains:
Investor Shares	(366)	(15,345)	—	—
Institutional Shares	(5,424)	(204,586)	—	—
A Shares	(123)	(57)	—	—
Change in net assets from shareholder distributions	(547,553)	(1,364,755)	(1,122,057)	(2,594,071)
Change in net assets from capital transactions	(5,971,316)	2,667,224	18,678,449	26,049,045
Change in net assets	(6,053,505)	3,697,778	19,725,806	27,361,213
Net Assets:
Beginning of period	44,069,022	40,371,244	121,622,182	94,260,969
End of period	$38,015,517	$44,069,022	$141,347,988	$121,622,182
Accumulated net investment income/(distributions in excess of net investment income)	$(22,865)	$(23,406)	$(78,850)	$22,775

Capital Transactions:
Investor Shares
Proceeds from shares issued	$73,100	$70,690	$23,059,224	$29,456,428
Dividends reinvested	22,866	58,920	343,565	618,393
Cost of shares redeemed	(67,880)	(592,660)	(12,959,089)	(16,092,311)
Change in net assets from Investor Shares	28,086	(463,050)	10,443,700	13,982,510
Institutional Shares
Proceeds from shares issued	992,258	10,715,160	16,739,268	23,162,792
Dividends reinvested	94,795	177,908	273,571	469,539
Cost of shares redeemed	(7,897,248)	(7,789,546)	(8,879,273)	(11,566,048)
Change in net assets from Institutional Shares	(6,810,195)	3,103,522	8,133,566	12,066,283
A Shares
Proceeds from shares issued	807,596	26,292	100,932	—
Dividends reinvested	8,958	460	251	252
Cost of shares redeemed	(5,761)	—	—	—
Change in net assets from A Shares	810,793	26,752	101,183	252
Change in net assets resulting from capital transactions:	$(5,971,316)	$2,667,224	$18,678,449	$26,049,045

Share Transactions:
Investor Shares
Issued	6,290	6,122	2,407,021	3,103,792
Reinvested	1,957	5,108	35,824	65,550
Redeemed	(5,824)	(51,292)	(1,350,781)	(1,692,305)
Change in Investor Shares	2,423	(40,062)	1,092,064	1,477,037
Institutional Shares
Issued	85,017	927,279	1,747,796	2,455,092
Reinvested	8,105	15,454	28,567	49,821
Redeemed	(675,676)	(675,216)	(926,438)	(1,227,940)
Change in Institutional Shares	(582,554)	267,517	849,925	1,276,973
A Shares
Issued	69,353	2,268	10,533	—
Reinvested	766	40	26	26
Redeemed	(496)	—	—	—
Change in A Shares	69,623	2,308	10,559	26
Change in shares:	(510,508)	229,763	1,952,548	2,754,036

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Bond Fund		Bond Fund
	Six Months		Six Months
	Ended		Ended
	February 28, 2013	Year Ended	February 28, 2013	Year Ended
	(unaudited)	August 31, 2012	(unaudited)	August 31, 2012
From Investment Activities:
Operations:
Net investment income	$744,062	$633,092	$576,204	$1,464,383
Net realized gains/(losses) from investment transactions	(407,851)	(1,738,063)	550,442	(392,094)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	777,883	2,477,787	(120,421)	1,966,890
Change in net assets resulting from operations	1,114,094	1,372,816	1,006,225	3,039,179
Distributions to Shareholders:
From net investment income:
Investor Shares	(161,271)	(433,237)	(160,682)	(380,997)
Institutional Shares	(154,236)	(372,522)	(547,491)	(1,278,404)
A Shares	(395)	(343)	(190)	(368)
From net realized gains:
Investor Shares	—	—	—	(18,375)
Institutional Shares	—	—	—	(55,682)
A Shares	—	—	—	(18)
Change in net assets from shareholder distributions	(315,902)	(806,102)	(708,363)	(1,733,844)
Change in net assets from capital transactions	2,865,492	(834,955)	324,663	5,838,493
Change in net assets	3,663,684	(268,241)	622,525	7,143,828
Net Assets:
Beginning of period	23,277,999	23,546,240	48,541,699	41,397,871
End of period	$26,941,683	$23,277,999	$49,164,224	$48,541,699
Accumulated net investment income/ (distributions in excess of net investment income)	$459,574	$31,414	$(172,541)	$(40,382)

Capital Transactions:
Investor Shares
Proceeds from shares issued	$5,129,249	$2,916,317	$1,256,594	$3,607,509
Dividends reinvested	155,063	418,937	159,819	396,949
Cost of shares redeemed	(3,452,391)	(4,676,377)	(2,600,192)	(2,633,119)
Change in net assets from Investor Shares	1,831,921	(1,341,123)	(1,183,779)	1,371,339
Institutional Shares
Proceeds from shares issued	1,361,081	1,805,322	6,847,475	8,516,262
Dividends reinvested	36,628	51,957	196,314	461,056
Cost of shares redeemed	(408,458)	(1,351,454)	(5,573,075)	(4,510,550)
Change in net assets from Institutional Shares	989,251	505,825	1,470,714	4,466,768
A Shares
Proceeds from shares issued	44,174	—	37,545	—
Dividends reinvested	146	343	183	386
Change in net assets from A Shares	44,320	343	37,728	386
Change in net assets resulting from capital transactions:	$2,865,492	$(834,955)	$324,663	$5,838,493

Share Transactions:
Investor Shares
Issued	503,430	302,054	131,149	385,867
Reinvested	15,262	43,227	16,698	42,465
Redeemed	(339,316)	(483,062)	(272,065)	(282,028)
Change in Investor Shares	179,376	(137,781)	(124,218)	146,304
Institutional Shares
Issued	132,865	185,392	716,595	915,476
Reinvested	3,618	5,353	20,538	49,377
Redeemed	(40,016)	(140,108)	(584,849)	(482,954)
Change in Institutional Shares	96,467	50,637	152,284	481,899
A Shares
Issued	4,366	—	3,931	—
Reinvested	14	35	19	41
Change in A Shares	4,380	35	3,950	41
Change in shares:	280,223	(87,109)	32,016	628,244

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Balanced Fund		U.S. Large Cap Equity Fund
	Six Months		Six Months
	Ended		Ended
	February 28, 2013	Year Ended	February 28, 2013	Year Ended
	(unaudited)	August 31, 2012	(unaudited)	August 31, 2012
From Investment Activities:
Operations:
Net investment income	$792,198	$1,537,190	$185,410	$306,347
Net realized gains/(losses) from investment transactions	1,756,592	1,505,629	1,467,766	803,963
Change in unrealized appreciation/ depreciation on investments and foreign currency transactions	936,626	2,947,717	333,004	2,699,513
Change in net assets resulting from operations	3,485,416	5,990,536	1,986,180	3,809,823

Distributions to Shareholders:
From net investment income:
Investor Shares	(165,887)	(353,642)	(8,614)	(15,376)
Institutional Shares	(684,593)	(1,159,850)	(177,973)	(289,383)
A Shares	(183)	(222)	(55)	(70)
From net realized gains:
Investor Shares	(241,379)	—	(2,589)	—
Institutional Shares	(912,905)	—	(41,945)	—
A Shares	(323)	—	(17)	—
Change in net assets from shareholder distributions	(2,005,270)	(1,513,714)	(231,193)	(304,829)
Change in net assets from capital transactions	422,656	(1,392,649)	(2,951,632)	(11,671,858)
Change in net assets	1,902,802	3,084,173	(1,196,645)	(8,166,864)
Net Assets:
Beginning of period	64,657,837	61,573,664	29,454,601	37,621,465
End of period	$66,560,639	$64,657,837	$28,257,956	$29,454,601
Accumulated net investment income/ (distributions in excess of net investment income)	$215,762	$274,227	$49,187	$50,419

Capital Transactions:
Investor Shares
Proceeds from shares issued	$1,033,746	$2,460,605	$64,729	$124,252
Dividends reinvested	406,247	353,642	11,181	15,367
Cost of shares redeemed	(1,346,347)	(6,634,570)	(72,997)	(712,886)
Change in net assets from Investor Shares	93,646	(3,820,323)	2,913	(573,267)
Institutional Shares
Proceeds from shares issued	298,828	4,070,947	1,917,721	3,327,653
Dividends reinvested	1,596,593	1,158,893	57,195	41,510
Cost of shares redeemed	(1,774,938)	(2,802,388)	(4,929,519)	(14,467,837)
Change in net assets from Institutional Shares	120,483	2,427,452	(2,954,603)	(11,098,674)
A Shares
Proceeds from shares issued	208,210	—	(13)	13
Dividends reinvested	317	222	71	70
Change in net assets from A Shares	208,527	222	58	83
Change in net assets resulting from capital transactions:	$422,656	$(1,392,649)	$(2,951,632)	$(11,671,858)

Share Transactions:
Investor Shares
Issued	79,664	198,901	5,580	10,862
Reinvested	32,136	28,783	957	1,371
Redeemed	(104,179)	(537,628)	(6,077)	(63,073)
Change in Investor Shares	7,621	(309,944)	460	(50,840)
Institutional Shares
Issued	23,075	328,063	163,186	290,865
Reinvested	126,070	94,053	4,888	3,715
Redeemed	(136,128)	(226,911)	(407,673)	(1,330,484)
Change in Institutional Shares	13,017	195,205	(239,599)	(1,035,904)
A Shares
Issued	15,877	—	—	—
Reinvested	25	18	6	6
Change in A Shares	15,902	18	6	6
Change in shares:	36,540	(114,721)	(239,133)	(1,086,738)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Concluded

	Opportunistic Fund
	Six Months
	Ended
	February 28, 2013	Year Ended
	(unaudited)	August 31, 2012*
From Investment Activities:
Operations:
Net investment income	$6,142	$(5,170)
Net realized gains/(losses) from investment transactions	108,182	38,869
Change in unrealized appreciation/ depreciation on investments and foreign currency transactions	57,600	20,079
Change in net assets resulting from operations	171,924	53,778
Distributions to Shareholders:
From net investment income:
Investor Shares	(333)	(94)
Institutional Shares	(2,765)	(1,219)
A Shares	(459)	(1,143)
From net realized gains:
Investor Shares	(12,929)	—
Institutional Shares	(28,187)	—
A Shares	(15,098)	—
Change in net assets from shareholder distributions	(59,771)	(2,456)
Change in net assets from capital transactions	2,136,034	1,231,416
Change in net assets	2,248,187	1,282,738
Net Assets:
Beginning of period	1,282,738	—
End of period	$3,530,925	$1,282,738
Accumulated net investment income/ (distributions in excess of net investment income)	$2,585	$—

Capital Transactions:
Investor Shares
Proceeds from shares issued	$28,625	$363,945
Dividends reinvested	12,864	94
Cost of shares redeemed	(84,296)	(1,090)
Change in net assets from Investor Shares	(42,807)	362,949
Institutional Shares
Proceeds from shares issued	2,751,296	567,227
Dividends reinvested	27,683	1,031
Cost of shares redeemed	(945,734)	—
Change in net assets from Institutional Shares	1,833,245	568,258
A Shares
Proceeds from shares issued	360,672	303,463
Dividends reinvested	14,920	1,025
Cost of shares redeemed	(29,996)	(4,279)
Change in net assets from A Shares	345,596	300,209
Change in net assets resulting from capital transactions:	$2,136,034	$1,231,416

Share Transactions:
Investor Shares
Issued	2,457	32,363
Reinvested	1,132	9
Redeemed	(7,161)	(97)
Change in Investor Shares	(3,572)	32,275
Institutional Shares
Issued	237,796	53,102
Reinvested	2,435	103
Redeemed	(79,990)	—
Change in Institutional Shares	160,241	53,205
A Shares
Issued	30,667	28,605
Reinvested	1,313	102
Redeemed	(2,637)	(376)
Change in A Shares	29,343	28,331
Change in shares:	186,012	113,811

*	Commencement of operations September 1, 2011.

See notes to financial statements.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments
February 28, 2013
(Unaudited)

Principal Amount	Security Description	Amortized Cost

U.S. Treasury Obligations (28.0%)
U.S. Treasury Bills
$60,000,000	0.10%, 04/18/13 (a)	$59,992,400
U.S. Treasury Notes
10,000,000	0.75%, 12/15/13	10,044,295
20,000,000	1.00%, 7/15/13	20,059,142
20,000,000	1.25%, 2/15/14	20,204,587
10,000,000	1.25%, 3/15/14	10,110,598
30,000,000	1.38%, 3/15/13	30,013,451
30,000,000	1.75%, 1/31/14	30,434,746
10,000,000	1.88%, 2/28/14	10,169,193
20,000,000	2.00%, 11/30/13	20,268,141
10,000,000	3.13%, 8/31/13	10,146,132
		161,450,285
Total U.S. Treasury Obligations		221,442,685

Repurchase Agreements (71.9%)
138,000,000	Credit Agricole CIB NY, 0.16%, 3/1/13, (Purchased on 2/28/13, proceeds at maturity $138,000,613, collateralized by various U.S. Treasury Notes, (0.88% - 2.63%), (2/29/16 - 5/31/18), fair value $140,760,010)	138,000,000
60,000,000	Deutsche Bank Securities, Inc., 0.18%, 3/1/13, (Purchased on 2/28/13, proceeds at maturity $60,000,300, collateralized by various U.S. Treasury Obligations, (0.00% - 2.50%), (4/30/15 - 11/15/29), fair value $61,200,036)	60,000,000
100,000,000	Goldman Sachs & Co., 0.10%, 3/1/13, (Purchased on 2/28/13, proceeds at maturity $100,000,278, collateralized by various U.S. Treasury Inflation Notes, (1.88% - 2.00%), (7/15/13 - 1/15/14), fair value $102,000,091)	100,000,000
30,000,000	JPMorgan Securities LLC, 0.11%, 3/1/13, (Purchased on 2/28/13, proceeds at maturity $30,000,092, collateralized by U.S. Treasury Notes, (0.88%), (7/31/19), fair value $30,603,182)	30,000,000

Principal Amount	Security Description	Amortized Cost

Repurchase Agreements, continued:
$140,000,000	RBC Capital Markets LLC, 0.15%, 3/1/13, (Purchased on 2/28/13, proceeds at maturity $140,000,583, collateralized by various U.S. Treasury Obligations, (0.00% - 4.25%), (8/8/13 - 3/31/17), fair value $142,800,082)	$140,000,000
100,000,000	Societe Generale, 0.15%, 3/1/13, (Purchased on 2/28/13, proceeds at maturity, $100,000,417, collateralized by U.S. Treasury Bills, (0.00%), (5/30/13), fair value $102,000,030)	100,000,000
Total Repurchase Agreements		568,000,000

Total Investments (Cost $789,442,685) (b) — 99.9%		789,442,685
Other assets in excess of liabilities — 0.1%		727,379
Net Assets — 100.0%		$790,170,064

(a)      Rate represents the effective yield at purchase.
(b)      Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments
February 28, 2013
(Unaudited)

Principal Amount	Security Description	Amortized Cost

Commercial Paper (21.3%)
Beverages (2.9%)
$15,000,000	The Coca-Cola Co., 0.18%, 6/17/13 (a)(b)	$14,991,900
15,000,000	The Coca-Cola Co., 0.24%, 3/4/13 (a)(b)	14,999,700
		29,991,600
Consumer Products (3.9%)
10,000,000	Colgate-Palmolive Co., 0.09%, 3/19/13 (a)(b)	9,999,550
30,000,000	The Procter & Gamble Co., 0.16%, 8/12/13 (a)(b)	29,978,134
		39,977,684
Diversified Manufacturing Operations (2.9%)
30,000,000	General Electric Co., 0.10%, 3/27/13 (a)	29,997,833
Food-Miscellaneous/Diversified (2.9%)
30,000,000	Nestle Capital Corp., 0.20%, 1/9/14 (a) (b)	29,947,667
Internet (2.9%)
30,000,000	Google, Inc., 0.09%, 4/11/13 (a)(b)	29,996,925
Oil & Gas (2.9%)
30,000,000	Total Capital SA, 0.10%, 3/1/13 (a)(b)	30,000,000

Retail (2.9%)
30,000,000	Wal-Mart Stores, Inc., 0.09%, 3/18/13 (a)(b)	29,998,725
Total Commercial Paper		219,910,434

U.S. Government Agency Securities (23.7%)
Federal Farm Credit Bank
9,000,000	0.11%, 5/7/13 (c)	9,000,000
10,000,000	0.13%, 2/28/14 (c)	9,999,013
25,000,000	0.22%, 8/22/13 (c)	25,008,605
		44,007,618
Federal Home Loan Bank
60,000,000	0.07%, 3/13/13 (a)	59,998,537
10,000,000	0.11%, 9/4/13 (c)	10,000,000
5,000,000	0.20%, 2/28/14, Callable 8/22/13 @ 100 *	5,000,000
10,000,000	0.23%, 5/9/13	9,999,905
10,000,000	0.23%, 5/17/13	10,000,000
		94,998,442
Federal Home Loan Mortgage Corp.
6,129,000	0.16%, 03/21/13 (c)	6,129,104

Federal National Mortgage Association
30,000,000	0.11%, 12/2/13 (a)	29,974,702
30,000,000	0.12%, 9/3/13 (a)	29,981,400
20,000,000	0.12%, 9/16/13 (a)	19,986,733
20,000,000	0.14%, 4/2/13 (a)	19,997,511
		99,940,346
Total U.S. Government Agency Securities		245,075,510

Principal Amount	Security Description	Amortized Cost

Repurchase Agreements (54.5%)
$187,000,000	Credit Agricole CIB NY 0.17%, 3/1/13, (Purchased on 2/28/13, proceeds at maturity $187,000,883, collateralized by GNMA and U.S. Treasury Notes, (1.25% - 4.50%), (2/29/20 - 5/20/41), fair value $190,740,000)	$187,000,000
45,500,000	Deutsche Bank Securities, Inc., 0.19%, 3/1/13, (Purchased on 2/28/13, proceeds at maturity $45,500,240, collateralized by various U.S. Government Agency Obligations, (0.14% - 1.25%), (8/28/13 - 2/27/17), fair value $46,411,398)	45,500,000
50,000,000	Goldman Sachs & Co., 0.19%, 3/1/13, (Purchased on 2/28/13, proceeds at maturity $50,000,264, collateralized by various FHLMC, (0.00% - 6.75%), (2/3/14 - 3/15/31), fair value $51,000,920)	50,000,000
40,500,000	JPMorgan Securities LLC, 0.11%, 3/1/13, (Purchased on 2/28/13, proceeds at maturity $40,500,124, collateralized by various U.S. Government Agency Obligations, (0.00%), (3/6/13 - 8/7/13), fair value $41,314,580)	40,500,000
195,000,000	Royal Bank of Canada, 0.16%, 3/1/13, (Purchased on 2/28/13, proceeds at maturity $195,000,867, collateralized by various U.S. Government Agency Obligations, (0.15% - 3.00%), (2/13/14 - 8/27/24), fair value $198,900,480)	195,000,000
45,000,000	Wells Fargo & Co., 0.14%, 3/1/13, (Purchased on 2/28/13, proceeds at maturity, $45,000,175 collateralized by various U.S. Treasury Notes, (1.00% - 2.00%), (7/15/13 - 1/31/16), fair value $45,900,080)	45,000,000
Total Repurchase Agreements		563,000,000

Time Deposit (0.5%)
5,506,584	Deutsche Bank Securities, Inc., 0.16%, 3/1/13	5,506,584
Total Time Deposit		5,506,584

Total Investments (Cost $1,033,492,528) (d) — 100.0%		1,033,492,528
Other assets in excess of liabilities — 0.0%		160,843
Net Assets — 100.0%		$1,033,653,371

(a)	Rate represents the effective yield at purchase.
(b)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2013.
(d)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

FHLMC     Federal Home Loan Mortgage Corp.
GNMA      Government National Mortgage Association

See notes to financial statements.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments
February 28, 2013
(Unaudited)

Principal Amount	Security Description	Amortized Cost

Municipal Bonds (90.9%)
Variable Rate Demand Notes (87.0%)
Alaska (3.9%)
$15,210,000	Valdez Alaska Marine Terminal Revenue, Exxon Mobil Corp. Project, Series C, 0.09%, next reset date 3/1/13, final maturity 12/1/29(a)	$15,210,000
Colorado (3.2%)
5,415,000	Castle Rock Colorado Certificate of Participation, 0.16%, next reset date 3/7/13, final maturity 9/1/37, Enhanced by: LOC(a)	5,415,000
7,280,000	Colorado Educational & Cultural Facilities Authority Revenue, Christian University Project, 0.11%, next reset date 3/7/13, final maturity 7/1/34, Enhanced by: LOC(a)	7,280,000
		12,695,000
Florida (8.3%)
10,000,000	Florida State Municipal Power Agency Revenue, Series C, 0.12%, next reset date 3/1/13, final maturity 10/1/35, Enhanced by: LOC(a)	10,000,000
11,000,000	Jacksonville Florida Economic Development Commission Health Care Facilities Revenue, 0.10%, next reset date 3/1/13, final maturity 10/1/15, Enhanced by: LOC(a)	11,000,000
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.11%, next reset date 3/7/13, final maturity 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
7,000,000	Sunshine Florida State Governmental Financing Commission Revenue, Miami Dade county Program, Series B, 0.11%, next reset date 3/7/13, final maturity 9/1/32, Enhanced by: LOC(a)	7,000,000
		32,590,000
Georgia (4.3%)
17,000,000	Georgia Private Colleges & Universities Authority Revenue, Emory University, Series B-3, 0.10%, next reset date 3/7/13, final maturity 9/1/35(a)	17,000,000
Illinois (2.1%)
8,200,000	Cook County Illinois Revenue, 0.11%, next reset date 3/7/13, final maturity 5/1/35, Enhanced by: LOC(a)	8,200,000
Indiana (8.1%)
16,110,000	Indiana Municipal Power Agency Revenue, Series A, 0.11%, next reset date 3/7/13, final maturity 1/1/18, Enhanced by: LOC(a)	16,110,000
15,710,000	Indiana State Financial Authority Hospital Revenue, Series C, 0.09%, next reset date 3/7/13, final maturity 3/1/33, Enhanced by: LOC(a)	15,710,000
		31,820,000

Principal Amount	Security Description	Amortized Cost

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Kentucky (1.1%)
$4,300,000	Jeffersontown Kentucky Lease Program Revenue, 0.11%, next reset date 3/7/13, final maturity 3/1/30, Enhanced by: LOC(a)	$4,300,000
Minnesota (1.5%)
5,800,000	Minnesota State Higher Education Facilities Authority Revenue, Gustavus Adolphus College, 0.10%, next reset date 3/7/13, final maturity 10/1/34, Enhanced by: LOC(a)	5,800,000
Mississippi (7.6%)
15,000,000	Jackson County Mississippi Pollution Control Revenue, Chevron Corp. Project, 0.10%, next reset date 3/1/13, final maturity 6/1/23(a)	15,000,000
15,000,000	Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, Chevron U.S.A., Inc., Series B, 0.08%, next reset date 3/7/13, final maturity 12/1/30, Insured by: GTY(a)	15,000,000
		30,000,000
Missouri (3.1%)
9,470,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.16%, next reset date 3/7/13, final maturity 11/1/18, Enhanced by: LOC(a)	9,470,000
2,800,000	Missouri State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, 0.09%, next reset date 3/7/13, final maturity 2/1/31, Enhanced by: LOC(a)	2,800,000
		12,270,000
North Carolina (2.4%)
9,400,000	North Carolina State Medical Care Commission Health Care Facilities Revenue, Series B, 0.11%, next reset date 3/7/13, final maturity 10/1/38, Enhanced by: LOC(a)	9,400,000
Pennsylvania (10.9%)
14,175,000	Delaware River Port Authority Pennsylvania & New Jersey Revenue, Series A, 0.10%, next reset date 3/7/13, final maturity 1/1/26, Enhanced by: LOC(a)	14,175,000
6,000,000	Emmaus Pennsylvania General Authority Revenue, 0.09%, next reset date 3/7/13, final maturity 3/1/24, Enhanced by: LOC(a)	6,000,000
5,600,000	Emmaus Pennsylvania General Authority Revenue, 0.09%, next reset date 3/7/13, final maturity 3/1/24, Enhanced by: LOC(a)	5,600,000
17,000,000	Philadelphia Pennsylvania, GO, Series B, 0.10%, next reset date 3/7/13, final maturity 8/1/31, Enhanced by: LOC(a)	17,000,000
		42,775,000

See notes to financial statements.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Principal		Amortized Cost
Amount	Security Description	or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
South Carolina (3.7%)
$10,000,000	South Carolina Jobs - Economic Development Authority Economic Development Revenue, Bon Secours Health Systems, Inc., Series D, 0.12%, next reset date 3/7/13, final maturity 11/1/25, Enhanced by: LOC(a)	$10,000,000
4,640,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, State University Housing LLC, Series A, 0.15%, next reset date 3/7/13, final maturity 3/1/27, Enhanced by: LOC(a)	4,640,000
		14,640,000
Tennessee (3.1%)
12,030,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.17%, next reset date 3/7/13, final maturity 11/1/27, Enhanced by: LOC(a)	12,030,000
Texas (9.4%)
13,000,000	Gulf Coast Waste Disposal Authority Revenue, Exxon Mobil Corp. Project, 0.09%, next reset date 3/1/13, final maturity 6/1/20(a)	13,000,000
7,000,000	Lower Neches Valley Texas Authority Industrial Development Corp. Revenue, Exxon Mobil Corp. Project, Series A, 0.10%, next reset date 3/1/13, final maturity 11/1/29(a)	7,000,000
17,000,000	University of Texas Revenue, Series B, 0.07%, next reset date 3/7/13, final maturity 8/1/39, Enhanced by: LIQ FAC(a)	17,000,000
		37,000,000
Utah (2.8%)
10,895,000	Utah State Transit Authority Sales Tax Revenue, Series A, 0.10%, next reset date 3/1/13, final maturity 6/15/36, Enhanced by: LOC(a)	10,895,000
Virginia (8.2%)
11,440,000	Falls Church Virginia Economic Development Authority Revenue, 0.14%, next reset date 3/7/13, final maturity 7/1/31, Enhanced by: LOC(a)	11,440,000
15,000,000	Hanover County Virginia Economic Development Authority Revenue, Bon Secours Health Systems, Inc., Series D-1, 0.12%, next reset date 3/7/13, final maturity 11/1/25, Enhanced by: LOC(a)	15,000,000
6,000,000	Virginia Small Business Financing Authority Revenue, Museum of Fine Arts Foundation, 0.11%, next reset date 3/7/13, final maturity 8/1/35, Enhanced by: LOC(a)	6,000,000
		32,440,000

Share or Principal		Amortized Cost
Amount	Security Description	or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Wisconsin (3.3%)
$6,025,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.11%, next reset date 3/7/13, final maturity 9/1/40, Enhanced by: LOC(a)	$6,025,000
7,100,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.11%, next reset date 3/7/13, final maturity 3/1/36, Enhanced by: LOC(a)	7,100,000
		13,125,000
Total Variable Rate Demand Notes		342,190,000

Fixed Rate Municipal Bonds (3.9%)
Colorado (2.6%)
10,000,000	Colorado State General Fund Revenue, Series A, 0.20%, final maturity 6/27/13	10,074,802
Texas (1.3%)
5,500,000	Texas State Revenue, 0.24%, final maturity 8/30/13	5,562,090
Total Fixed Rate Municipal Bonds		15,636,892
Total Municipal Bonds		357,826,892

Municipal Commercial Paper (8.6%)
Arizona (2.5%)
10,000,000	Phoenix Civic Improvement Corp., 0.17%, final maturity 4/3/13, Enhanced by: LOC	10,000,000
Illinois (3.8%)
15,000,000	Illinois Educational Facilities Authority, 0.17%, final maturity 4/9/13, Enhanced by: LOC	15,000,000
Virginia (2.3%)
8,995,000	Peninsula Ports Authority, 0.20%, final maturity 3/19/13, Enhanced by: LOC	8,995,000
Total Municipal Commercial Paper		33,995,000

Investment Companies (0.4%)
455,566	Goldman Sachs Financial Square Funds-Tax Free Money Market Fund, 0.01%(b)	455,566
1,108,470	SEI Tax-Exempt Trust Institutional Tax Free Fund, Class A, 0.02%(b)	1,108,470
Total Investment Companies		1,564,036

Total Investments (Cost $393,385,928) (c) — 99.9%		393,385,928
Other assets in excess of liabilities — 0.1%		275,263
Net Assets — 100.0%		$393,661,191

See notes to financial statements.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Concluded
February 28, 2013
(Unaudited)

(a)
Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2013.  The Fund has the option to put (sell) the security back to the issuer’s agent on the next and subsequent reset dates.

(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2013.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AMT	Alternative Minimum Tax
GO	General Obligation
GTY	Guarantor Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value

Municipal Bonds (95.7%)
Arizona (4.1%)
$650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @ 100	$753,103
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100*	823,425
		1,576,528
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,087
Colorado (2.6%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Wtihholding	983,054
Florida (2.0%)
5,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Insured by: NATL-RE	5,008
700,000	Sarasota County Florida Utility System Revenue, Series A, 5.00%, 10/1/25, Callable 10/1/15 @ 100, Insured by: NATL-RE, AGC, FGIC*	767,543
		772,551
Georgia (1.1%)
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	417,183
Hawaii (2.3%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: AGM*	866,453
Illinois (5.6%)
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: FSA	254,668
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: AGM, ETM	352,927
750,000	Schaumburg Illinois, GO, Series A, 4.25%, 12/1/22, Callable 12/1/13 @ 100*	773,078
670,000	Will County Illinois Community High School District No. 210 Lincoln-Way School Building, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC	770,748
		2,151,421
Indiana (3.5%)
390,000	Bartholomew County Indiana Building Corp. Revenue, 4.25%, 7/15/14	408,771
305,000	Bartholomew County Indiana Building Corp. Revenue, 4.25%, 7/15/15	328,424

Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Indiana, continued:
$500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	$551,805
		1,289,000
Iowa (4.3%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	810,158
805,000	Davenport Iowa, GO, Series A, 4.38%, 6/1/20, Callable 6/1/14 @ 100, Insured by: NATL-RE, FGIC*	839,985
		1,650,143
Kansas (1.9%)
700,000	Topeka Kansas Utility Revenue, Series A, 4.38%, 8/1/23, Continuously Callable @ 101, Insured by: NATL-RE	729,827
Maryland (1.7%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Callable 3/15/17 @ 100*	647,295
Massachusetts (1.9%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: NATL-RE	709,440
Minnesota (2.2%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	847,605
Nebraska (0.0%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	10,098
New York (0.1%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: AGM, ETM	28,042
North Carolina (2.2%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	836,783
Oklahoma (0.4%)
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: NATL-RE	151,266
Oregon (2.3%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 102*	862,155
Pennsylvania (6.7%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Callable 5/15/18 @ 100, Insured by: State Aid Withholding*	909,982
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Continuously Callable @ 100, Insured by: CCLIA, ETM	10,046
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	766,841

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Pennsylvania, continued:
$750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	$867,705
		2,554,574
South Carolina (2.3%)
775,000	South Carolina State, GO, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	864,319
Tennessee (2.2%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	827,010
Texas (28.0%)
300,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	356,118
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	668,841
700,000	Goose Creek Texas Consolidated Independent School District, GO, 4.50%, 2/15/28, Callable 2/15/15 @ 100, Insured by: NATL-RE, FGIC, PSF-GTD*	742,308
750,000	Harris County Texas, GO, Series B, 5.00%, 10/1/24, Callable 10/1/14 @ 100*	806,490
625,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, Insured by: AGM	737,156
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: GTY	717,760
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	911,002
550,000	Pflugerville Texas, GO, 4.75%, 8/1/20, Callable 8/1/13 @ 100, Insured by: NATL-RE, FGIC*	560,692
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Callable 8/15/17 @ 100, Insured by: AGM*	567,845
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	591,445

575,000	Texas State, GO, 4.50%, 4/1/33, Continuously Callable @ 100	622,265
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	529,052
750,000	Williamson County Texas Pass-Through Toll Bond, GO, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	911,339
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	750,547

Share or
Principal		Amortized Cost
Amount	Security Description	or Value

Municipal Bonds, continued:
Texas, continued:
$1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Callable 8/15/16 @ 100, Insured by: PSF-GTD*	$1,195,414

		10,668,274
Utah (2.1%)
700,000	Utah State Transit Authority Sales Tax Revenue, Series A, 5.00%, 6/15/32, Continuously Callable @ 100, Insured by: AGM	799,765
Virginia (2.2%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Callable 4/1/19 @ 100, Insured by: State Aid Withholding*	841,928
Washington (7.9%)
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Continuously Callable @ 100, Insured by: AGM	553,490
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	906,899
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	800,690
605,000	Washington State, GO, Series B-1, 5.00%, 8/1/25, Continuously Callable @ 100	731,245
		2,992,324
Wisconsin (5.9%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: NATL-RE*	20,070
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	619,278
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	670,240
850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Callable 5/1/15 @ 100, Insured by: AGM*	933,801
		2,243,389
Total Municipal Bonds		36,400,514

Investments in Affiliates (3.6%)
1,367,275	Cavanal Hill Tax-Free Money Market Fund, Institutional Class, 0.01%(a)	1,367,275
Total Investments in Affiliates		1,367,275

Total Investments (Cost $34,423,471) (b) — 99.3%		37,767,789
Other assets in excess of liabilities — 0.7%		247,728
Net Assets — 100.0%		$38,015,517

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded
February 28, 2013
(Unaudited)

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2013.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
CCLIA	Connie Lee - College Construction Loan Insurance Association
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTY	Guarantor Agreement
NATL-RE	National Public Finance Guarantee Corp.
GTD	Public School Fund Guaranteed

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Asset Backed Securities (10.6%)
$415,203	Aegis Asset Backed Securities Trust, Series 2004-6, Class M1, 0.74%, 3/25/35(a)	$414,328
1,106,372	Alesco Preferred Funding Ltd., Series 8A, Class C2, 1.66%, 12/23/35(a)(b)	110,637
101,792	Ameriquest Mortgage Securities, Inc., Series 2003-IA1, Class A4, 4.97%, 11/25/33	101,730
538,142	Bayview Financial Acquisition Trust, Series 2003-AA, Class M2, 5.28%, 2/25/33	542,170
679,973	Bayview Financial Acquisition Trust, Series 2005-B, Class 1A6, 5.21%, 4/28/39(a)	692,172
1,319,651	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	1,350,906
1,789,569	Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27(c)	1,834,308
209,732	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-3, Class 1A6, 4.71%, 6/25/32	210,606
7,339	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	7,345
261,270	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34(a)	261,945
3,191,335	Coast Savings & Loan Assoc., Series 1992-1, Class A, 2.94%, 7/25/22(a)	3,257,166
82,265	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(a)	82,304
50,731	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 0.42%, 1/15/34(a)	37,713
178,657	Freddie Mac, 4.00%, 9/1/33	188,200
1,122,742	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	1,147,985
488,700	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	494,945
840,693	Fremont Home Loan Trust, Series 2004- 3, Class M5, 2.08%, 11/25/34(a)	145,062
644,215	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40	668,418
1,044,844	GSAMP Trust, Series 2005-HE4, Class M1, 0.65%, 7/25/45(a)	1,017,151
3,939	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(a)	3,939
183,132	Master Specialized Loan Trust, Series 2005-2, Class A2, 5.01%, 7/25/35(a)	185,606
144,105	RAAC, Series 2006-RP1, Class A3, 0.50%, 10/25/45(a)(c)	142,892
486,084	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	477,374
198,659	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.85%, 9/25/33(a)	74,132
718,800	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A7, 4.79%, 6/25/33(a)	743,811

Principal
Amount	Security Description	Value
Asset Backed Securities, continued:
$55,078	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(a)	$53,778
106,672	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 4.37%, 7/25/33(a)	101,523
180,099	Saxon Asset Securities Trust, Series 2003- 3, Class AF6, 5.13%, 12/25/33(a)	184,394
463,102	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35(a)	297,942
129,220	Terwin Mortgage Trust, Series 2005- 12AL, Class AF2, 4.65%, 7/25/36(a)	129,359
Total Asset Backed Securities		14,959,841

Mortgage Backed Securities† (25.7%)
Alt-A - Adjustable Rate Mortgage Backed Securities (2.2%)
278,675	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.66%, 2/25/36(a)	169,396
23,921	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.70%, 7/25/35(a)	18,502
60,122	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.48%, 7/20/35(a)	40,580
5,539	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.30%, 10/25/36(a)	2,862
450,969	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(a)	448,991
57,453	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(a)	57,908
18,629	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.00%, 10/25/36(a)	14,219
57,250	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.38%, 9/25/34(a)	56,476
1,256,740	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(a)(c)	1,288,589
47,271	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 2.67%, 4/21/34(a)	49,110
88,135	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.15%, 8/25/35(a)	82,376
567,553	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.21%, 8/25/36(a)	301,415
177,603	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.61%, 9/25/34(a)	175,789
59,167	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 3.85%, 1/25/36(a)	44,812
159,264	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	152,496

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$261,979	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.84%, 6/25/34(a)	$264,488
		3,168,009
Alt-A - Fixed Rate Mortgage Backed Securities (3.0%)
250,730	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1, 5.00%, 6/25/19	253,075
3,845	Bank of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	3,841
48,648	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	47,448
77,436	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	61,296
10,514	Countrywide Alternative Loan Trust, Series 2003-1T1, Class A2, 5.00%, 4/25/33	10,563
23,586	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	24,597
7,485	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	175
101,590	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	91,108
58,706	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	45,601
11,533	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	11,725
57,888	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	44,328
60,412	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	47,674
353,900	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	255,807
154,038	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	157,276
185,816	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	164,308
70,160	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19	72,715
221,041	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	225,673
259,889	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	272,881
11,590	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	11,929
649,435	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	679,179

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$47,594	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	$49,797
13,191	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	13,316
78,326	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	78,974
531,331	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18	543,008
72,873	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19	74,981
324,786	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	329,238
1,277	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	1,277
189,262	Residential Accredit Loans, Inc., Series 2002-QS17, Class CB1, 6.00%, 11/25/32	192,370
128,252	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	104,302
35,167	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	37,147
35,536	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	36,403
9,868	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	10,399
32,362	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	33,086
77,208	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	49,832
100,986	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	92,722
84,708	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	84,720
		4,212,771
Commercial Mortgage Backed Securities (0.9%)
1,258,896	CNL Funding, Series 1999-1, Class A 2, 7.65%, 6/18/14(c)	1,288,052
Prime Adjustable Rate Mortgage Backed Securities (5.8%)
141,243	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.74%, 3/25/35(a)	132,522
63,313	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.89%, 5/25/35(a)	61,893
168,856	American Home Mortgage Investment Trust, Series 2005-2, Class 5A3, 5.08%, 9/25/35(a)	172,026
432,748	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(a)	269,766
52,366	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.92%, 2/25/36(a)	45,618
23,511	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 3.00%, 6/25/34(a)	23,476
39,774	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 3.13%, 9/25/33(a)	40,101

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$67,082	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 3.13%, 7/25/33(a)	$67,521
33,180	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 3.16%, 11/20/36(a)	26,336
49,663	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.47%, 10/25/35(a)	48,082
21,221	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.80%, 9/25/34(a)	18,954
160,948	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.81%, 10/25/36(a)	131,959
44,010	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.88%, 1/25/35(a)	43,179
139,215	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.43%, 3/25/31(a)	146,937
70,238	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.42%, 7/25/37(a)	67,606
90,223	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.69%, 8/25/35(a)	90,190
32,824	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.85%, 2/25/34(a)	32,485
151,229	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.87%, 8/25/34(a)	138,309
51,208	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.89%, 2/19/34(a)	51,489
1,142	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.15%, 9/25/33(a)	1,081
42,044	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 2.77%, 2/25/33(a)	40,538
210,579	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.86%, 11/25/32(a)	48,492
142,659	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.98%, 11/25/34(a)	143,430
572,242	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.46%, 6/26/37(a)(c)	571,526
672,669	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 7/27/36(a)(c)	662,411
52,352	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.60%, 10/25/35(a)	47,088
339,540	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.64%, 11/19/35(a)	325,679
400,021	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.67%, 7/25/35(a)(c)	396,815
170,783	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.65%, 11/25/35(a)	167,625

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$129,123	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 2.87%, 4/25/35(a)	$120,399
57,812	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 3.02%, 12/19/35(a)	49,645
243,577	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.07%, 1/19/35(a)	122,385
39,220	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.56%, 8/25/34(a)	31,720
156,479	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.58%, 8/25/34(a)	146,592
14,801	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 2.80%, 10/25/34(a)	13,576
182,066	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 2.96%, 9/25/36(a)	153,665
99,225	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 2.99%, 8/25/36(a)	64,496
70,306	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 5.08%, 7/25/36(a)	64,671
13,642	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 3.05%, 10/25/35(a)	13,658
30,709	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 3.12%, 9/25/35(a)	30,317
12,267	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.47%, 8/25/36(a)	10,429
29,409	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 2.58%, 7/25/35(a)	29,566
231,507	JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 2.12%, 1/26/37(a)(c)	231,317
170,562	JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 5.35%, 1/27/47(a)(c)	173,191
423,353	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(a)(c)	433,668
176,447	Master Adjustable Rate Mortgages Trust, Series 2004-9, Class 1A4, 0.80%, 11/25/34(a)	176,757
22,124	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.20%, 9/25/17(a)	23,039
5,651	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.68%, 2/25/34(a)	5,677
52,306	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 3.06%, 7/25/34(a)	51,542
66,185	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.39%, 12/25/34(a)	67,334
146,487	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.82%, 8/25/34(a)	143,898

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$84,817	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.97%, 8/25/34(a)	$82,246
19,146	RAAC, Series 2004-SP2, Class A1, 6.01%, 1/25/17(a)	19,518
41,548	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 2.62%, 12/25/35(a)	38,502
8,550	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.65%, 2/25/34(a)	8,450
158,011	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.71%, 6/25/34(a)	157,663
119,225	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.73%, 12/25/34(a)	106,708
108,808	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.80%, 11/25/34(a)	103,586
582,733	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.92%, 4/25/34(a)	551,814
49,727	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.46%, 12/27/35(a)	36,060
79,108	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.60%, 7/25/33(a)	77,626
205,966	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35(a)	123,827
34,770	Washington Mutual, Series 2004-AR3, Class A2, 2.56%, 6/25/34(a)	35,304
7,088	Washington Mutual, Series 2006-AR8, Class 1A1, 2.69%, 8/25/46(a)	5,894
31,833	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.61%, 7/25/44(a)	30,086
230,334	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.40%, 11/25/36(a)	193,481
34,453	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A1, 2.46%, 10/25/35(a)	34,098
37,342	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 2.69%, 9/25/36(a)	30,828
152,727	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.61%, 2/25/35(a)	151,260
46,808	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 2.62%, 6/25/34(a)	47,312
29,277	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 2.68%, 6/25/34(a)	29,702
16,043	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 2.72%, 4/25/36(a)	15,159

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$81,714	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.76%, 8/25/33(a)	$83,861
34,420	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 2.79%, 7/25/34(a)	35,072
23,138	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 3.05%, 12/25/34(a)	23,995
29,123	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	30,127
		8,222,855
Prime Fixed Mortgage Backed Securities (6.0%)
4,645	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	4,798
23,258	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	23,861
438,104	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37(c)	458,472
586	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	598
83,076	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	87,464
300,898	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	320,772
27,258	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	28,768
21,183	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	21,227
236,413	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	239,198
8,722	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	8,768
12,129	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A9, 5.25%, 8/25/35	12,135
2,594	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	2,607
52,704	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	53,599
372,905	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	383,304
133,433	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	140,996
60,251	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	64,779

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$191,682	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	$93,073
102,726	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	106,339
91,451	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	79,572
75,928	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	77,551
156,373	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	161,402
110,291	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	112,770
20,681	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	20,891
81,762	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	80,406
248,930	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(c)	256,553
44,515	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	38,902
40,259	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18	41,796
316,364	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18	327,468
56,035	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	57,550
25,528	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	26,484
30,876	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	32,640
47,837	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	48,481
40,857	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20	41,338
4,063	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	4,128
6,766	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	7,006
29,773	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	30,192
45,341	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	44,748
66,295	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	69,633
289,509	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	306,816
3,115,806	Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.85%, 10/25/37(a) (c)	3,076,858

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$78,932	Structured Asset Securities Corp., Series 2003-14, Class 1A3, 5.50%, 5/25/33	$81,466
191,266	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	191,519
252,772	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	253,448
2,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	1,742
39,516	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	39,959
23,773	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	24,511
18,165	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	18,694
2,537	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	2,594
101,977	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	102,662
54,686	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18	56,092
35,971	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S4, Class 2A7, 5.00%, 6/25/33	36,038
457,268	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19	473,221
167,358	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19	173,909
		8,449,798
U.S. Government Agency Mortgage Backed Securities (7.8%)
1,500,000	Fannie Mae, Series 13-18, Class NA, 2.00%, 12/25/42	1,512,715
94,734	Fannie Mae, 2.23%, 1/1/35, Pool #805386(a)	100,427
27,371	Fannie Mae, 2.32%, 6/1/32, Pool #725286(a)	29,182
72,231	Fannie Mae, 2.42%, 2/1/30, Pool #556998(a)	77,372
44,942	Fannie Mae, 2.45%, 12/1/22, Pool #303247(a)	45,748
882,400	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	911,826
34,487	Fannie Mae, 3.00%, 7/1/27, Pool #123496(a)	34,526
802,139	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	843,010
1,388,742	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	1,430,596
1,277,756	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	1,314,550
5,376	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	5,516
1,796	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	1,822
74,832	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(a)	81,586

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$16,661	Fannie Mae, 5.67%, 7/1/36, Pool #892882(a)	$17,886
12,099	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	13,490
38	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	38
35,918	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(a)	44,110
579	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	682
4,243	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	4,420
2,256	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	2,594
10,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	11,624
28,290	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(a)	31,695
989,480	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	979,153
3,602	Freddie Mac, 1.63%, 3/1/17, Pool #350044(a)	3,734
2,117,527	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	2,142,818
18,297	Freddie Mac, 2.21%, 4/1/36, Pool #1N0148(a)	19,390
627,152	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	642,013
273,602	Freddie Mac, Series 3933, Class D, 4.00%, 11/15/37	275,681
134,756	Freddie Mac, Series 3238, Class LN, 4.50%, 6/15/35	137,937
3,573	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	3,651
23,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	25,367
15,575	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	17,063
2,453	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	2,461
9,053	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	10,059
6,469	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	7,251
1,261	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	1,431
3,593	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	3,924
2,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	2,271
8,354	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	9,624
5,746	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	6,609
13,178	Government National Mortgage Assoc., 1.63%, 1/20/23, Pool #8123(a)	13,724
6,128	Government National Mortgage Assoc., 1.63%, 3/20/26, Pool #8832(a)	6,382

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$7,785	Government National Mortgage Assoc., 1.63%, 12/20/27, Pool #80141(a)	$8,119
6,566	Government National Mortgage Assoc., 1.63%, 3/20/29, Pool #80263(a)	6,838
19,366	Government National Mortgage Assoc., 1.63%, 11/20/29, Pool #876947(a)	20,103
40,254	Government National Mortgage Assoc., 1.75%, 5/20/34, Pool #80916(a)	42,235
12,029	Government National Mortgage Assoc., 2.00%, 1/20/25, Pool #8580(a)	12,489
8,552	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(a)	8,964
7,607	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(a)	7,974
17,071	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(a)	17,816
2,796	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool #8103(a)	2,939
186	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	216
293	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	343
95	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	113
555	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	595
		10,954,702
Total Mortgage Backed Securities		36,296,187

Corporate Bonds (12.4%)
Computers & Peripherals (1.2%)
1,650,000	Cisco Systems, Inc., 2.90%, 11/17/14	1,718,148
Diversified Financial Services (3.6%)
2,000,000	CME Group, Inc., 5.40%, 8/1/13	2,039,292
545,000	General Electric Capital Corp., 1.63%, 7/2/15	554,600
2,300,000	Murray Street Investment Trust I, 4.65%, 3/9/17 (d)	2,518,461
		5,112,353
Entertainment (0.8%)
1,150,000	The Walt Disney Co., Series D, 4.50%, 12/15/13, MTN	1,187,142
Financial Services (4.2%)
500,000	American Express Credit Corp., 1.75%, 6/12/15, MTN	510,796
300,000	BP Capital Markets PLC, 3.63%, 5/8/14	311,048
1,000,000	BP Capital Markets PLC, 5.25%, 11/7/13	1,032,791
300,000	Citigroup, Inc., 5.50%, 4/11/13	301,692
750,000	Citigroup, Inc., 5.85%, 7/2/13	762,812
1,500,000	I-Preferred Term Securities IV, 1.06%, 6/24/34, Callable 4/5/13 @ 100* (a) (c)	990,001
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (e)	520,000
1,068,000	Morgan Stanley, Series C, 4.11%, 11/1/13, MTN (a)	1,076,426
500,000	Preferred Term Securities IX, 2.11%, 4/3/33, Callable 4/5/13 @ 100* (a) (b)	220,000

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds, continued:
Financial Services, continued:
$321,184	Preferred Term Securities V, 2.41%, 4/3/32, Callable 4/5/13 @ 100.00 *(a) (c)	$32,118
406,542	Preferred Term Securities XXIII, 0.08%, 12/22/36 (b)	122
		5,757,806
Insurance (1.3%)
875,000	Jackson National Life Global, 5.38%, 5/8/13, MTN (c)	882,636
1,000,000	MetLife Global Funding I, 1.70%, 6/29/15 (c)	1,022,053
		1,904,689
Real Estate Investment Trusts (0.4%)
500,000	Arden Realty LP, 5.25%, 3/1/15, Callable 12/1/14 @ 100*	535,220
Telecommunications (0.9%)
380,000	Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	396,222
900,000	Verizon New York, Inc., 7.00%, 12/1/33, Callable 12/1/13 @ 100*	929,433
		1,325,655
Total Corporate Bonds		17,541,013

Municipal Bonds (1.1%)
Colorado (0.2%)
350,000	High Plains Co. Library District Cos. Certificate of Participation, 2.00%, 12/15/13	353,056
Florida (0.1%)
200,000	Broward County Florida School Board Certificate of Participation, 5.00%, 7/1/21, Prerefunded 7/1/13 @ 100,
	NATL-RE*	203,084
Oklahoma (0.3%)
230,000	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series B, 2.03%, 7/1/14	234,283
165,000	Oklahoma State Development Finance Authority Lease Revenue, Series A, 4.00%, 6/1/13	166,343
		400,626

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Texas (0.5%)
$500,000	Houston Texas, GO, Series B, 5.00%, 3/1/21, NATL-RE	$523,439
100,000	London Texas Independent School District, GO, 5.20%, 8/15/19, Prerefunded 8/15/13 @ 100, PSF-GTD*	102,238
		625,677
Total Municipal Bonds		1,582,443

U.S. Government Agency Securities (3.2%)
Fannie Mae Strips
1,000,000	12.14%, 11/15/16 (f)	962,433
Freddie Mac
3,500,000	1.00%, 09/29/17	3,529,827
Total U.S. Government Agency Securities		4,492,260

U.S. Treasury Obligations (44.7%)
U.S. Treasury Notes
10,000,000	0.25%, 5/15/15	9,996,090
8,000,000	0.25%, 9/15/15	7,989,376
3,000,000	0.75%, 12/31/17	3,002,814
5,000,000	0.88%, 11/30/16	5,069,140
5,000,000	0.88%, 7/31/19	4,925,390
4,000,000	1.00%, 10/31/16	4,075,000
13,000,000	1.25%, 3/15/14	13,142,702
7,000,000	1.38%, 3/15/13	7,003,630
3,500,000	2.00%, 4/30/16	3,676,915
4,000,000	2.25%, 11/30/17	4,288,436
		63,169,493
Total U.S. Treasury Obligations		63,169,493

Investments in Affiliates (0.6%)
903,188	Cavanal Hill Cash Management Fund, Institutional Class, 0.01% (g)	903,188
Total Investments in Affiliates		903,188

Total Investments (Cost $143,180,455) (h) — 98.3%		138,944,425
Other assets in excess of liabilities — 1.7%		2,403,563
Net Assets — 100.0%		$141,347,988

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Concluded
February 28, 2013
(Unaudited)

(a)   Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2013.
(b)   Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2013, illiquid securities were 0.2% of the Fund’s net assets.
(c)   Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)   Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at  February 28, 2013.
(e)   Issuer has defaulted on the payment of interest.
(f)    Rate represents the effective yield at purchase.
(g)   Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2013.
(h)   Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*      Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†      Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GO	General Obligation
MTN	Medium Term Note
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Asset Backed Securities (3.4%)
$690,506	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.46%, 12/23/37(a)(b)	$25,894
908,914	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(b)	34,084
441,041	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	451,488
47,242	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	51,547
298,261	Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27(c)	305,718
132,439	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.85%, 9/25/33(a)	49,421
Total Asset Backed Securities		918,152

Mortgage Backed Securities† (29.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.3%)
95,558	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	91,498
Alt-A - Fixed Rate Mortgage Backed Securities (10.1%)
60,072	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	60,228
151,353	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	140,566
40,632	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A7, 5.00%, 8/25/33	40,851
67,713	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	66,958
224,404	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	34,155
44,243	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	44,542
68,610	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	70,075
186,263	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	134,635
182,357	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(a)	140,998
4,740	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	4,771
39,467	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	41,224
38,788	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	39,360
78,406	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	82,361
46,398	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	47,370

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$151,643	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	$153,841
62,106	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	63,047
23,064	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	24,271
63,995	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	68,336
80,978	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	85,621
116,951	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35(a)	108,866
180,379	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(a)	169,679
102,925	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(a)	105,364
130,319	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(a)	76,484
78,245	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(a)(c)	75,034
41,006	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	41,853
36,630	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	37,762
48,662	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	48,218
162,959	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	164,151
57,717	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	57,290
18,911	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	19,349
46,833	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	38,200
69,591	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	54,217
108,064	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	92,739
164,479	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	145,456
152,967	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	129,797
		2,707,669
Prime Adjustable Rate Mortgage Backed Securities (6.0%)
33,799	Bank of America Funding Corp., Series 2004-B, Class 5A1, 3.18%, 11/20/34(a)	31,301
61,106	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.18%, 11/25/34(a)	60,563
25,595	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.84%, 10/25/33(a)	26,306
89,314	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.76%, 2/25/34(a)	88,664

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities continued:
$84,016	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.87%, 8/25/34(a)	$76,838
68,474	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.83%, 4/25/37(a)	46,475
116,657	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 2.99%, 10/25/36(a)	95,809
665,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 3.12%, 9/25/35(a)	570,731
23,321	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 3.72%, 4/25/36(a)	20,944
269,717	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 4.92%, 2/25/35(a)	276,211
21,850	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36(a)	22,067
19,146	RAAC, Series 2004-SP2, Class A1, 6.01%, 1/25/17(a)	19,518
201,802	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.61%, 3/25/34(a)	199,154
102,983	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35(a)	61,914
7,251	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.87%, 5/25/34(a)	7,458
		1,603,953
Prime Fixed Mortgage Backed Securities (5.7%)
102,907	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(a)	104,245
24,462	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	24,760
36,326	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	37,406
7,753	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	7,954
45,184	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	44,236
30,689	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	31,104
37,526	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	39,831
10,075	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	10,327
58,347	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	58,715
46,226	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	49,006
74,780	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	77,036
25,939	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	25,341

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$47,434	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	$44,836
34,770	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	36,312
24,452	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	25,066
52,595	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	53,336
98,283	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	100,547
60,804	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	62,257
34,976	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	36,958
10,520	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	10,864
2,967	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	3,096
17,323	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	17,971
96,423	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	100,582
11,673	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	12,826
161,306	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	167,481
4,461	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	4,619
29,930	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	30,531
17,981	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	18,526
35,922	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	38,069
23,340	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	23,538
16,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	16,788
15,065	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	15,874
571	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	577
31,467	Union Planters Mortgage Finance Corp., Series 2000-1, Class A1, 7.70%, 12/25/24	34,115
38,939	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	40,228

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$7,943	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33	$8,292
3,528	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	3,733
18,619	Wells Fargo Mortgage Backed Securities Trust, Series 2003-14, Class 1A1, 4.75%, 12/25/18	19,152
28,765	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	29,555
63,440	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	63,837
173,427	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	14,604
		1,544,131
U.S. Government Agency Mortgage Backed Securities (7.3%)
2,199	Fannie Mae, Series 1992-45, Class F, 1.38%, 4/25/22(a)	2,182
250,000	Fannie Mae, Series 13-18, Class NA, 2.00%, 12/25/42	252,119
441,200	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	455,912
15,370	Fannie Mae, 2.63%, 7/1/23, Pool #224951(a)	16,340
13,246	Fannie Mae, 2.71%, 9/1/33, Pool #739372(a)	14,070
25,492	Fannie Mae, 2.76%, 1/1/37, Pool #906675(a)	27,281
347,185	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	357,648
665	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	669
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	34,500
821	Fannie Mae, 6.00%, 4/1/35, Pool #735503	924
14,987	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	16,071
34	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	36
10,955	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	12,036
6,771	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	7,803
28,431	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42*	34,523
2,038	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	2,329
10,544	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	12,122
7,034	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	8,012
1,107	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	1,261

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$3,981	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	$4,555
1,667	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	1,872
1,830	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	2,103
976	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	1,119
247,370	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	244,788
788	Freddie Mac, Series 1222, Class P, 1.62%, 3/15/22(a)	811
93,233	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	94,679
66,726	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	69,613
69,972	Freddie Mac, 5.20%, 8/1/34, Pool #755230(a)	75,050
3,033	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	3,288
14,650	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	15,643
8,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	9,061
1,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	1,083
11,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	12,132
10,389	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	11,698
11,062	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	12,565
7,821	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	8,998
3,281	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	3,352
3,844	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	4,377
8,484	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	9,923
3,235	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	3,688
15,347	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	17,607
19,775	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	22,782
2,853	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	3,212
3,328	Freddie Mac, 9.00%, 5/1/16, Pool #170164	3,611
3,669	Freddie Mac, 9.00%, 6/1/16, Pool #170171	3,998
4,810	Freddie Mac, 9.00%, 9/1/16, Pool #170192	5,275
3,130	Freddie Mac, 9.50%, 6/1/16, Pool #274005	3,140
1,831	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	1,849

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities , continued:
$9,308	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	$11,026
297	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	353
4,555	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	5,349
1,328	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	1,333
5,509	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	5,830
1,848	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	2,213
384	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	465
966	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,164
3,509	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	4,446
17,013	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	20,574
13,113	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	15,060
787	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	808
		1,976,331
Total Mortgage Backed Securities		7,923,582

Corporate Bonds (20.2%)
Computers & Peripherals (1.5%)
400,000	Hewlett-Packard Co., 3.00%, 9/15/16	410,831
Diversified Financial Services (6.6%)
500,000	CME Group, Inc., 5.40%, 8/1/13	509,823
250,000	Murray Street Investment Trust I, 4.65%, 3/9/17 (d)	273,746
1,000,000	Springleaf Finance Corp., 6.90%, 12/15/17, MTN	980,000
		1,763,569
Financial Services (9.0%)
100,000	Bank of America Corp., 6.50%, 8/1/16	115,391
225,000	Citigroup, Inc., 5.85%, 7/2/13	228,844
500,000	I-Preferred Term Securities, Class B-1, 2.41%, 12/11/32, Callable 4/5/13 @ 100*(a)(b)	300,000
500,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (c)	522,870
500,000	Preferred Term Securities IX, 2.11%, 4/3/33, Callable 4/5/13 @ 100*(a)(b)	220,000
508,562	Preferred Term Securities XI, Class B-1, 1.91%, 9/24/33, Callable 4/5/13 @ 100*(a)(b)	208,510
973,987	Preferred Term Securities XX, Class B-2, 0.76%, 3/22/38, Callable 4/5/13 @ 100*(a)(c)	438,295
406,542	Preferred Term Securities XXIII, 0.08%, 12/22/36 (b)	122
1,205,765	Preferred Term Securities XXVI, Series B-2, 0.87%, 9/22/37, Callable 4/5/13 @ 100*(a)(c)	397,902
		2,431,934

Shares or
Principal
Amount	Security Description	Value
Corporate Bonds, continued:
Security Brokers & Dealers (2.9%)
$300,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	$341,953
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (e)	110
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	433,741
		775,804
Telecommunications (0.2%)
50,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 4/5/13 @ 101*	49,875
Total Corporate Bonds		5,432,013

U.S. Government Agency Securities (4.7%)
Fannie Mae Strips
1,000,000	12.14%, 11/15/16 (f)	962,433
Federal Home Loan Bank
300,000	1.50%, 11/21/24 (a)	299,662
Total U.S. Government Agency Securities		1,262,095

U.S. Treasury Obligations (39.3%)
U.S. Treasury Bonds
250,000	3.00%, 5/15/42	245,938
275,000	4.25%, 11/15/40	339,969
		585,907
U.S. Treasury Notes
1,500,000	0.25%, 4/30/14	1,500,937
1,500,000	0.25%, 9/15/15	1,498,008
1,750,000	1.00%, 10/31/16	1,782,812
1,500,000	1.00%, 11/30/19	1,481,367
500,000	1.50%, 7/31/16	518,008
1,000,000	1.75%, 5/31/16	1,043,438
250,000	2.00%, 11/15/21	257,090
500,000	2.13%, 5/31/15	520,742
1,000,000	2.13%, 2/29/16	1,052,656
300,000	3.63%, 2/15/20	348,398
		10,003,456
Total U.S. Treasury Obligations		10,589,363

Investments in Affiliates (2.4%)
654,424	Cavanal Hill Cash Management Fund, Institutional Class, 0.01% (g)	654,424
Total Investments in Affiliates		654,424

Total Investments (Cost $30,573,613) (h) — 99.4%		26,779,629
Other assets in excess of liabilities — 0.6%		162,054
Net Assets — 100.0%		$26,941,683

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Concluded
February 28, 2013
(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2013.
(b)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2013, illiquid securities were 2.9% of the Fund’s net assets.

(c)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2013.
(e)	Issuer has defaulted on the payment of interest.
(f)	Rate represents the effective yield at purchase.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2013.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

MTN          Medium Term Note

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Asset Backed Securities (3.4%)
$531,159	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.46%, 12/23/37(a) (b)	$19,918
908,914	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(b)	34,084
885,556	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	906,531
89,761	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	97,940
315,123	Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27(c)	323,001
100,912	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27(a)	101,308
189,549	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(c)	185,799
Total Asset Backed Securities		1,668,581

Mortgage Backed Securities† (40.9%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.9%)
135,785	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 2.94%, 11/25/36(a)	90,101
82,348	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34(a)	84,759
260,938	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(a)	250,850
		425,710
Alt-A - Fixed Rate Mortgage Backed Securities (7.2%)
55,831	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	49,159
76,251	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	64,691
90,812	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	84,340
60,040	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	39,212
233,093	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	217,392
427,493	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	318,503
38,098	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	39,526
78,581	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	62,840
493,412	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	371,054
430,846	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	331,696
104,994	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	108,497

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$26,310	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	$26,583
145,255	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	147,175
276,244	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	281,418
138,841	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	142,901
189,554	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	192,301
62,106	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	63,047
69,453	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	70,174
16,315	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	16,952
43,547	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	44,474
66,904	Residential Asset Loans, Inc., Series 2006- QS5, Class A9, 6.00%, 5/25/36	54,571
652,862	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	599,735
269,877	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	221,728
		3,547,969
Prime Adjustable Rate Mortgage Backed Securities (3.3%)
606,775	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.43%, 2/25/36(a)	604,002
880,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 3.10%, 8/25/35(a)	827,875
32,320	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.42%, 6/25/36(a)	29,021
103,182	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.41%, 4/25/29(a)	102,884
26,018	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 5.39%, 6/25/36(a)	23,482
51,491	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35(a)	30,957
		1,618,221
Prime Fixed Mortgage Backed Securities (9.6%)
64,642	Bank of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	67,519
95,889	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	98,474
1,287	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	1,322
9,308	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	9,391
7,729	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	8,122
405,342	Chaseflex Trust, Series 2006-2, Class A5, 5.89%, 9/25/36(a)	366,922

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	$12,378
100,000	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	102,171
83,459	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	84,589
78,834	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	30,536
94,234	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	96,099
108,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	108,595
2,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	1,992
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	114,427
25,634	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	26,451
11,971	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	12,530
1,746	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	1,756
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	23,205
89,338	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	91,359
209,375	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	204,885
35,915	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	37,755
46,351	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	47,306
424,116	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	350,736
77,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	77,286
247,934	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	161,730
47,108	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	43,867
833	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	860
10,734	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33(a)	10,903
20,327	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	20,463
6,617	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	6,684
111,469	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.48%, 4/25/36(a)	102,914
74,924	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	74,207

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$102,864	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(c)	$106,014
37,873	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	39,948
12,624	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	13,316
217,602	Master Asset Securitization Trust, Series 2005-1, Class 5A4, 5.50%, 5/25/35	218,586
12,673	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	12,821
120,967	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	126,185
14,381	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	15,127
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	191,878
475,274	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	488,666
2,974	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	3,079
119,890	Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.85%, 10/25/37(a) (c)	118,391
18,362	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	18,627
63,470	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	65,377
93,368	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	94,973
50,061	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	18,227
712,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	631,714
42,510	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	45,241
7,599	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	8,041
24,082	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	24,869
46,138	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	49,511
116,481	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	9,809
		4,697,834
U.S. Government Agency Mortgage Backed Securities (19.9%)
300,000	Fannie Mae, 1.63%, 10/26/15	309,587
800,000	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	806,781
63,650	Fannie Mae, 2.39%, 2/1/33, Pool #683235(a)	66,710

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$33,368	Fannie Mae, 2.45%, 12/1/27, Pool #422279(a)	$35,492
882,400	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	911,826
802,139	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	843,010
347,185	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	357,649
953,549	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	981,007
324,078	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	334,293
2,657	Fannie Mae, 4.50%, 5/1/19, Pool #761398	2,927
880	Fannie Mae, 5.00%, 3/1/18, Pool #688031	953
2,909	Fannie Mae, 5.00%, 8/1/33, Pool #730856	3,168
1,725	Fannie Mae, 5.00%, 7/1/35, Pool #832198	1,870
1,792	Fannie Mae, 5.50%, 2/1/33, Pool #683351	1,976
875	Fannie Mae, 5.50%, 9/1/34, Pool #725773	964
18,676	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	20,739
11,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	12,310
17,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	19,390
40,325	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	47,177
835	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	844
29,682	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	34,047
116,145	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.06%, 8/25/42(a)	123,687
45,704	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(a)	45,701
544,214	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	538,534
423,505	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	428,564
34,843	Freddie Mac, 2.25%, 4/1/24, Pool #409624(a)	35,136
921,901	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41	943,610
249,437	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	255,856
209,774	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	213,029
932,977	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	962,016
300,670	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	317,421
485,658	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	498,794
66,726	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	69,613

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$15,734	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	$16,853
1,653	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	1,820
11,127	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	12,542
25,584	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	26,418
6,212	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	7,061
55,978	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	64,311
737	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	757
4,085	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	4,442
25,532	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	26,084
16,205	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	18,592
314,919	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	335,630
11,893	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	13,854
20,524	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	24,499
13,723	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	16,217
13,060	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	15,129
265	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	304
6,221	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	7,214
		9,816,408
Total Mortgage Backed Securities		20,106,142

Corporate Bonds (12.0%)
Computers & Peripherals (1.0%)
505,000	Hewlett-Packard Co., 4.38%, 9/15/21	507,387
Diversified Financial Services (3.0%)
500,000	CME Group, Inc., 5.40%, 8/1/13	509,823
450,000	Murray Street Investment Trust I, 4.65%, 3/9/17 (d)	492,742
500,000	Springleaf Finance Corp., 6.90%, 12/15/17, MTN	490,000
		1,492,565
Financial Services (4.2%)
100,000	American International Group, Inc., 4.25%, 5/15/13 (c)	100,817
100,000	Bank of America Corp., 6.50%, 8/1/16	115,391
100,000	BP Capital Markets PLC, 3.63%, 5/8/14	103,683
3,000	Citigroup, Inc., 5.13%, 5/5/14	3,140
500,000	I-Preferred Term Securities, Class B-1, 2.41%, 12/11/32, Callable 4/5/13 @ 100*(a)(b)	300,000
750,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (c)	784,305

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$1,000,000	Preferred Term Securities IX, Series 144, 2.11%, 4/3/33, Callable 4/5/13 @ 100*(a)(b)	$440,001
508,562	Preferred Term Securities XI, Class B-1, 1.91%, 9/24/33, Callable 4/5/13 @ 100*(a)(b)	208,510
203,271	Preferred Term Securities XXIII, 0.08%, 12/22/36 (b)	61
		2,055,908
Security Brokers & Dealers (2.9%)
500,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	569,922
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (e)	70
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	831,832
		1,401,824
Telecommunication Services (0.4%)
130,000	Verizon Communications, Inc., 8.75%, 11/1/18	177,348
Telecommunications (0.5%)
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/5/13 @ 101.07 *	125,685
135,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 4/5/13 @ 101*	134,662
		260,347
Total Corporate Bonds		5,895,379

Taxable Municipal Bonds (0.7%)
Missouri (0.7%)
135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	148,022
180,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA, FNMA, FHLMC*	187,362
Total Taxable Municipal Bonds		335,384

Shares or
Principal
Amount	Security Description	Value
U.S. Government Agency Securities (4.0%)
Fannie Mae Strips
$500,000	12.14%, 11/15/16 (f)	$481,217
Federal Home Loan Bank
1,000,000	1.00%, 3/13/23, Callable 6/13/13 @ 100*(d)	1,000,852
500,000	1.50%, 11/21/24 (a)	499,437
		1,500,289
Total U.S. Government Agency Securities		1,981,506

U.S. Treasury Obligations (34.1%)
U.S. Treasury Bonds
2,000,000	3.00%, 5/15/42	1,967,500
1,850,000	4.25%, 11/15/40	2,287,063
		4,254,563
U.S. Treasury Notes
1,000,000	0.25%, 9/15/15	998,672
2,710,000	1.00%, 10/31/16	2,760,813
250,000	1.25%, 8/31/15	255,918
1,500,000	1.38%, 2/28/19	1,531,992
1,000,000	1.50%, 7/31/16	1,036,016
500,000	1.75%, 5/31/16	521,719
1,875,000	2.00%, 11/15/21	1,928,173
500,000	3.63%, 2/15/20	580,664
2,500,000	3.63%, 2/15/21	2,908,594
		12,522,561
Total U.S. Treasury Obligations		16,777,124

Investments in Affiliates (7.0%)
3,439,725	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	3,439,725
Total Investments in Affiliates		3,439,725

Total Investments (Cost $52,622,378) (h) — 102.1%		50,203,841
Liabilities in excess of other assets — (2.1)%		(1,039,617)
Net Assets — 100.0%		$49,164,224

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Concluded
February 28, 2013
(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2013.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2013, illiquid securities were 2.0% of the Fund’s net assets.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2013.
(e)	Issuer has defaulted on the payment of interest.
(f)	Rate represents the effective yield at purchase.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2013.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments
February 28, 2013
(Unaudited)

Shares	Security Description	Value
Common Stocks (48.1%)
Aerospace/Defense (0.5%)
43	General Dynamics Corp.	$2,923
230	Lockheed Martin Corp.	20,240
1,088	Northrop Grumman Corp.	71,460
30	Precision Castparts Corp.	5,598
4,250	Raytheon Co.	231,922
30	Rockwell Collins, Inc.	1,803
		333,946
Air Freight & Logistics (0.0%)
152	United Parcel Service, Inc., Class B	12,563
Airlines (0.1%)
265	Copa Holdings SA ADR, Class A	27,671
6,021	Southwest Airlines Co.	70,446
		98,117
Apparel Manufacturers (0.3%)
27	Coach, Inc.	1,305
1,714	NIKE, Inc., Class B	93,344
193	Ralph Lauren Corp.	33,480
422	VF Corp.	68,052
		196,181
Apparel/Footwear (0.5%)
8,792	Foot Locker, Inc.	300,598
Auto Manufacturers (0.3%)
3,854	General Motors Co.(a)	104,636
1,730	Honda Motor Co. Ltd. ADR	64,771
		169,407
Auto Parts & Equipment (0.1%)
319	Delphi Automotive PLC(a)	13,350
560	Gentex Corp.	10,500
612	Lear Corp.	32,693
		56,543
Automotive Parts (0.2%)
1,211	Advance Auto Parts, Inc.	92,448
26	O’Reilly Automotive, Inc.(a)	2,645
994	TRW Automotive Holdings Corp.(a)	58,338
		153,431
Banking (3.5%)
1,930	BB&T Corp.	58,595
2,320	Comerica, Inc.	79,761
1,153	East West Bancorp, Inc.	28,364
4,934	Fifth Third Bancorp	78,155
8,443	First Niagara Financial Group, Inc.	69,064
13,367	JPMorgan Chase & Co.	653,913
5,167	PNC Financial Services Group	322,369
1,235	SunTrust Banks, Inc.	34,074
20,375	TrustCo Bank Corp. NY	106,153
7,839	U.S. Bancorp	266,369
11,941	Wells Fargo & Co.	418,889
5,075	Zions Bancorp	122,510
		2,238,216
Beverages (1.0%)
656	Brown-Forman Corp., Class B	43,047
2,266	Constellation Brands, Inc., Class A(a)	100,248
18	Dr Pepper Snapple Group, Inc.	785
2,103	Molson Coors Brewing Co., Class B	92,974
30	Monster Beverage Corp.(a)	1,513
2,980	PepsiCo, Inc.	225,794
3,839	The Coca-Cola Co.	148,646
		613,007
Biotechnology (0.5%)
22	Alexion Pharmaceuticals, Inc.(a)	1,908
163	Amgen, Inc.	14,900
385	Biogen Idec, Inc.(a)	64,041
978	Celgene Corp.(a)	100,910
1,301	Incyte Corp.(a)	28,882
917	Myriad Genetics, Inc.(a)	23,310

Shares	Security Description	Value
Common Stocks, continued:
Biotechnology, continued:
416	Regeneron Pharmaceuticals(a)	$69,472
		303,423
Broadcasting/Cable (0.3%)
3,872	CBS Corp., Class B	168,006
1,168	Comcast Corp., Class A	46,475
		214,481
Building Materials (0.2%)
7,019	Masco Corp.	135,186
425	The Valspar Corp.	26,184
		161,370
Building Products (0.0%)
150	Owens Corning, Inc.(a)	5,822
Business Equipment & Services (0.1%)
753	Paychex, Inc.	24,924
2,831	Pitney Bowes, Inc.	37,086
		62,010
Capital Markets (0.3%)
3,516	Invesco Ltd.	94,194
1,609	Raymond James Financial, Inc.	70,603
1,474	SEI Investments Co.	41,670
		206,467
Chemicals (1.1%)
1,105	Airgas, Inc.	110,809
730	Ashland, Inc.	56,918
887	Cytec Industries, Inc.	64,210
1,768	E.I. du Pont de Nemours & Co.	84,687
942	Ecolab, Inc.	72,110
346	PPG Industries, Inc.	46,592
798	Praxair, Inc.	90,214
25	Sigma-Aldrich Corp.	1,927
1,854	The Dow Chemical Co.	58,809
1,554	W.R. Grace & Co.(a)	111,235
		697,511
Commercial Services (0.1%)
18	Stericycle, Inc.(a)	1,727
1,339	Total System Services, Inc.	31,815
1,264	Verisk Analytics, Inc., Class A(a)	73,969
		107,511
Commercial Services & Supplies (0.5%)
233	Cintas Corp.	10,229
796	Corrections Corp. of America	30,527
3,012	Knoll, Inc.	51,264
1,443	The ADT Corp.	69,105
3,805	Waste Management, Inc.	142,002
		303,127
Communications Equipment (0.2%)
1,659	Harris Corp.	79,748
1,960	Juniper Networks, Inc.(a)	40,533
		120,281
Computer Software & Services (1.6%)
4,403	Adobe Systems, Inc.(a)	173,038
731	BMC Software, Inc.(a)	29,291
1,417	Citrix Systems, Inc.(a)	100,465
4,411	EMC Corp.(a)	101,497
472	FactSet Research Systems, Inc.	45,921
10,842	Microsoft Corp.	301,408
7,046	Oracle Corp.	241,396
1,579	Verisign, Inc.(a)	72,318
		1,065,334
Computers & Peripherals (2.0%)
1,494	Apple, Inc.	659,452
15,369	Cisco Systems, Inc.	320,444
2,466	Hewlett-Packard Co.	49,665
881	International Business Machines Corp.	176,931

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Computers & Peripherals, continued:
2,501	Lexmark International, Inc., Class A	$55,072
1,697	NCR Corp.(a)	46,803
1,476	NetApp, Inc.(a)	49,933
36	Teradata Corp.(a)	2,090
		1,360,390
Construction (0.1%)
3,499	D.R. Horton, Inc.	78,028
Construction & Engineering (0.1%)
872	Jacobs Engineering Group, Inc.(a)	42,588
Construction Materials (0.0%)
270	Vulcan Materials Co.	13,751
Consumer Finance (0.0%)
99	American Express Co.	6,153
Consumer Products (0.7%)
1,607	Church & Dwight Co., Inc.	99,570
100	Colgate-Palmolive Co.	11,443
286	Snap-on, Inc.	22,957
12	The Clorox Co.	1,008
1,353	The Estee Lauder Cos., Inc., Class A	86,727
4,351	The Procter & Gamble Co.	331,460
		553,165
Containers & Packaging (0.1%)
1,008	Greif, Inc., Class - A	51,277
Distribution/Wholesale (0.1%)
771	Fastenal Co.	39,807
33	Genuine Parts Co.	2,344
190	MSC Industrial Direct Co., Inc., Class A	16,211
		58,362
Distributors (0.0%)
471	LKQ Corp.(a)	9,980
Diversified Consumer Services (0.0%)
1,133	Hillenbrand, Inc.	27,974
Diversified Financial Services (0.6%)
141	Affiliated Managers Group, Inc.(a)	20,618
1,113	Berkshire Hathaway, Inc., Class B(a)	113,705
3,522	CME Group, Inc.	210,686
180	Goldman Sachs Group, Inc.	26,957
2,367	Janus Capital Group, Inc.	21,918
660	Moody’s Corp.	31,720
		425,604
Diversified Manufacturing Operations (2.1%)
1,486	3M Co.	154,544
9,632	Corning, Inc.	121,460
1,442	Danaher Corp.	88,827
1,468	Donaldson Co., Inc.	52,892
19,215	General Electric Co.	446,171
1,962	Honeywell International, Inc.	137,536
2,347	Johnson & Johnson	178,630
6,442	Textron, Inc.	185,852
		1,365,912
Electric Integrated (0.9%)
62	Consolidated Edison, Inc.	3,658
2,980	Duke Energy Corp.	206,365
515	Integrys Energy Group, Inc.	29,134
1,642	Northwestern Corp.	64,005
4,726	Pepco Holdings, Inc.	95,891
121	PPL Corp.	3,729
4,697	Southern Co.	211,411
		614,193
Electric Utilities (0.0%)
102	American Electric Power Co., Inc.	4,773
179	Exelon Corp.	5,547
88	FirstEnergy Corp.	3,474
73	ITC Holdings Corp.	6,170

Shares	Security Description	Value
Common Stocks, continued:
Electric Utilities, continued:
88	NextEra Energy, Inc.	$6,325
66	Northeast Utilities	2,740
		29,029
Electrical Components & Equipment (0.0%)
50	AMETEK, Inc.	2,092
Electrical Equipment (0.1%)
829	General Cable Corp. del Ne(a)	27,307
272	Polypore International, Inc.(a)	10,412
		37,719
Electronic Components/Instruments (0.5%)
572	Agilent Technologies, Inc.	23,727
641	Amphenol Corp., Class A	45,421
953	Emerson Electric Co.	54,035
1,714	L-3 Communications Holdings, Inc.	130,727
784	Thermo Fisher Scientific, Inc.	57,859
		311,769
Energy Equipment & Services (0.3%)
1,463	Atwood Oceanics, Inc.(a)	74,833
1,347	Gulfmark Offshore, Inc., Class A	48,115
739	Lufkin Industries, Inc.	47,872
690	Transocean Ltd.(a)	36,087
		206,907
Entertainment (0.3%)
2,443	Activision Blizzard, Inc.	34,935
8,756	Regal Entertainment Group, Class A	137,207
		172,142
Environmental Control (0.1%)
2,611	Covanta Holding Corp.	51,071
Financial Services (1.5%)
341	Discover Financial Services	13,139
1,329	Eaton Vance Corp.	50,755
268	Franklin Resources, Inc.	37,855
4,097	Morgan Stanley	92,387
2,801	Royal Gold, Inc.	183,578
690	SLM Corp.	13,089
1,819	T. Rowe Price Group, Inc.	129,495
3,243	The NASDAQ OMX Group, Inc.	102,673
1,884	Visa, Inc., Class A	298,877
1,091	Western Union Co.	15,307
		937,155
Food (0.2%)
1,312	Delhaize Group ADR	63,174
1,211	Hillshire Brands Co.	39,236
747	Ingredion, Inc.	49,451
		151,861
Food & Staples Retailing (0.1%)
438	Bunge, Ltd.	32,460
142	CVS Caremark Corp.	7,259
		39,719
Food Products (0.5%)
27	ConAgra Foods, Inc.	921
1,475	Flowers Foods, Inc.	41,566
135	General Mills, Inc.	6,244
193	Hershey Co.	16,085
51	Kellogg Co.	3,086
124	Kraft Foods Group, Inc.	6,010
28	McCormick & Co.- Non Voting Shares	1,884
681	Mondelez International, Inc., Class A	18,830
4,557	Snyder’s-Lance, Inc.	112,830
16	The J.M. Smucker Co.	1,525
3,004	Tyson Foods, Inc., Class A	68,100
		277,081
Food Products & Services (0.4%)
2,338	Campbell Soup Co	96,231

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Food Products & Services, continued:
2,456	Hormel Foods Corp.	$91,879
2,643	Safeway, Inc.	63,062
122	Sysco Corp.	3,924
937	The Kroger Co.	27,370
		282,466
Food-Miscellaneous/Diversified (0.0%)
67	H.J. Heinz Co.	4,853
245	Whole Foods Market, Inc.	20,977
		25,830
Forest Products & Paper (0.0%)
587	Plum Creek Timber Co., Inc.	28,470
Gas (0.1%)
950	Sempra Energy	73,872
Hand/Machine Tools (0.1%)
844	Stanley Black & Decker, Inc.	66,423
Health Care (0.5%)
1,709	Express Scripts Holding Co.(a)	97,259
1,067	Health Net, Inc.(a)	27,465
165	IDEXX Laboratories, Inc.(a)	15,200
3,322	UnitedHealth Group, Inc.	177,561
301	WellPoint, Inc.	18,716
		336,201
Health Care Equipment & Supplies (0.2%)
37	Baxter International, Inc.	2,501
101	Covidien PLC	6,421
24	Edwards Lifesciences Corp.(a)	2,062
3,149	Medtronic, Inc.	141,580
19	St Jude Medical, Inc.	779
16	Zimmer Holdings, Inc.	1,199
		154,542
Health Care Providers & Services (0.3%)
53	AmerisourceBergen Corp.	2,502
26	Cardinal Health, Inc.	1,201
30	Cerner Corp.(a)	2,624
628	Community Health System, Inc.	26,539
1,134	Coventry Health Care, Inc.	51,439
20	DaVita Healthcare Partners, Inc.(a)	2,392
21	Laboratory Corp. of America Holdings(a)	1,861
13	McKesson Corp.	1,380
3,240	Patterson Companies, Inc.	117,741
10	Quest Diagnostics, Inc.	562
		208,241
Healthcare - Products (0.3%)
1,508	CareFusion Corp.(a)	49,372
1,685	Qiagen NV(a)	36,143
749	The Cooper Cos., Inc.	79,439
779	Thoratec Corp.(a)	27,429
		192,383
Healthcare - Services (0.3%)
1,324	HCA Holdings, Inc.	49,107
7,465	Health Management Assoicates, Inc., Class A(a)	82,040
1,559	Tenet Healthcare Corp.(a)	61,284
		192,431
Home Builders (0.0%)
355	Thor Industries, Inc.	13,344
Home Furnishings (0.0%)
236	Tempur-Pedic International, Inc.(a)	9,693
Hotels Restaurants & Leisure (0.0%)
7	Chipotle Mexican Grill, Inc.(a)	2,218
Hotels, Restaurants & Leisure (0.6%)
365	Brinker International, Inc.	12,184
369	Carnival Corp.	13,199

Shares	Security Description	Value
Common Stocks, continued:
Hotels, Restaurants & Leisure, continued:
4,060	International Game Technology	$64,716
2,612	Marriott International, Inc., Class A	103,043
2,532	Wyndham Worldwide Corp.	152,528
		345,670
Household Durables (0.1%)
1,792	Toll Brothers, Inc.(a)	61,143
301	Tupperware Brands Corp.	23,547
		84,690
Household Products/Wares (0.1%)
1,744	The Scotts Miracle-Gro Co.	77,277
Industrial Conglomerates (0.0%)
2,510	McDermott International, Inc.(a)	31,927
Insurance (1.3%)
1,690	American International Group, Inc.(a)	64,237
231	AON PLC	14,112
818	Axis Capital Holdings Ltd.	33,317
2,076	Fidelity National Financial, Inc., Class A	51,776
394	HCC Insurance Holdings, Inc.	15,760
2,284	Lincoln National Corp.	67,469
6,580	Marsh & McLennan Cos., Inc.	244,382
468	PartnerRe Ltd.	41,764
1,248	Principal Financial Group, Inc	39,449
128	Progressive Corp.	3,118
882	Prudential Financial, Inc.	49,013
2,743	The Allstate Corp.	126,232
1,470	The Chubb Corp.	123,524
813	Torchmark Corp.	45,682
117	Travelers Companies, Inc.	9,409
		929,409
Internet (0.5%)
991	eBay, Inc.(a)	54,188
2,463	Facebook, Inc., Class A(a)	67,116
293	Google, Inc., Class A(a)	234,751
858	Pandora Media, Inc.(a)	10,468
		366,523
Internet & Catalog Retail (0.1%)
283	Amazon.com, Inc.(a)	74,788
Internet Software & Services (0.2%)
28	Equinix, Inc.(a)	5,923
931	IAC/InterActiveCorp.	37,938
499	Rackspace Hosting, Inc.(a)	27,875
		71,736
Investment Companies (0.1%)
3,048	Golub Capital BDC, Inc.	50,079
IT Services (0.2%)
67	Automatic Data Processing, Inc.	4,111
505	Computer Sciences Corp.	24,255
347	Fiserv, Inc.(a)	28,492
827	Lender Processing Services, Inc.	20,311
120	Mastercard, Inc., Class A	62,139
		139,308
Life Sciences Tools & Services (0.3%)
348	Charles River Labs International, Inc.(a)	14,178
2,857	Covance, Inc.(a)	190,247
		204,425
Lodging (0.1%)
1,406	Las Vegas Sands Corp.	72,395
Machinery (0.2%)
981	Crane Co.	52,759
1,284	Harsco Corp.	30,790
2,192	Kaydon Corp.	54,822
		138,371
Machinery & Equipment (0.5%)
718	Deere & Co.	63,062
715	Gardner Denver, Inc.	50,758

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Machinery & Equipment, continued:
30	Illinois Tool Works, Inc.	$1,845
447	Lincoln Electric Holdings, Inc.	25,054
21	Roper Industries, Inc.	2,617
1,468	Terex Corp.(a)	48,165
2,338	The Manitowoc Co., Inc.	43,300
1,486	United Technologies Corp.	134,557
		369,358
Machinery-Diversified (0.1%)
511	Flowserve Corp.	82,016
Media (0.9%)
353	AOL, Inc.	13,026
2,163	DIRECTV(a)	104,192
1,609	Discovery Communications, Inc., Class A(a)	117,987
3,878	News Corp., Class A	111,686
1,485	Thomson Reuters Corp.	45,411
2,802	Walt Disney Co.	152,962
		545,264
Medical (0.1%)
695	AMC Networks, Inc.(a)	39,893
Medical Equipment & Supplies (0.3%)
42	Becton, Dickinson & Co.	3,699
972	C.R. Bard, Inc.	96,082
9	Intuitive Surgical, Inc.(a)	4,589
2,783	PerkinElmer, Inc.	95,095
391	Sirona Dental Systems, Inc.(a)	27,769
264	Stryker Corp.	16,864
		244,098
Metals & Mining (0.3%)
809	Commercial Metals Co.	13,195
168	Compass Minerals International, Inc.	12,385
3,320	Freeport-McMoRan Copper & Gold, Inc.	105,974
1,315	Nucor Corp.	59,241
		190,795
Metals-Processing & Fabrication (0.0%)
696	Southern Copper Corp.	26,302
Miscellaneous Manufacturing (0.3%)
772	Colfax Corp.(a)	33,505
1,660	Eaton Corp. PLC	102,871
428	Ingersoll-Rand PLC	22,534
1,368	ITT Corp.	36,019
		194,929
Multiline Retail (0.0%)
284	Family Dollar Stores, Inc.	16,344
Multi-Utilities (0.2%)
53	CenterPoint Energy, Inc.	1,136
120	Dominion RES, Inc. VA	6,720
36	DTE Energy Co.	2,405
89	PG&E Corp.	3,795
106	Public Service Enterprise Group, Inc.	3,455
48	Wisconsin Energy Corp.	1,982
2,843	Xcel Energy, Inc.	81,594
		101,087
Oil & Gas (0.4%)
648	Dresser-Rand Group, Inc.(a)	39,956
1,851	Linn Co. LLC	72,133
559	Marathon Petroleum Corp.	46,330
515	QEP Resources, Inc.	15,687
545	Range Resources Corp.	41,856
1,580	RPC, Inc.	25,564
1,090	Whiting Petroleum Corp.(a)	53,083
1,909	WPX Energy, Inc.(a)	27,089
		321,698

Shares	Security Description	Value
Common Stocks, continued:
Oil & Gas Exploration, Production and Services (1.4%)
771	Devon Energy Corp.	$41,834
163	Diamond Offshore Drilling, Inc.	11,358
785	Helmerich & Payne, Inc.	52,014
1,406	Murphy Oil Corp.	85,597
509	Oil States International, Inc.(a)	38,760
8,760	Patterson-UTI Energy, Inc.	204,459
2,854	Questar Corp.	67,098
430	Schlumberger Ltd.	33,476
2,790	Southwestern Energy Co.(a)	95,613
2,477	Tesoro Corp.	139,306
8,723	Ultra Petroleum Corp.(a)	148,815
		918,330
Oil, Gas & Consumable Fuels (0.2%)
650	Anardarko Petroleum Corp.	51,727
3,214	Spectra Energy Corp.	93,335
		145,062
Oil-Integrated Companies (2.5%)
4,011	Chevron Corp.	469,888
4,980	ConocoPhillips	288,591
4,763	Exxon Mobil Corp.	426,527
3,470	Marathon Oil Corp.	116,245
2,331	Occidental Petroleum Corp.	191,911
2,586	Total SA ADR	129,352
		1,622,514
Packaging & Containers (0.1%)
1,185	Ball Corp.	52,625
975	Bemis Co., Inc.	36,407
		89,032
Paper Products (0.2%)
1,126	Kimberly-Clark Corp.	106,159
Pharmaceuticals (2.6%)
2,536	Abbott Laboratories	85,691
2,979	Abbvie, Inc.	109,984
502	Allergan, Inc.	54,427
12,862	Bristol-Myers Squibb Co.	475,509
4,283	Eli Lilly & Co.	234,109
5,177	Forest Laboratories, Inc.(a)	190,514
596	Hospira, Inc.(a)	17,540
355	Medivation, Inc.(a)	17,445
6,854	Merck & Co., Inc.	292,872
19	Perrigo Co.	2,150
1,568	Pfizer, Inc.	42,916
2,177	Roche Holding AG ADR	124,894
582	Vertex Pharmaceuticals, Inc.(a)	27,249
		1,675,300
Pipelines (0.3%)
5,608	The Williams Cos., Inc.	194,654
Printing & Publishing (0.0%)
58	The McGraw-Hill Cos., Inc.	2,700
Real Estate Investment Trusts (1.9%)
63	American Capital Agency Corp.	1,998
2,115	American Capital, Ltd.(a)	29,568
2,895	Annaly Capital Management, Inc.	44,844
766	Apartment Investment & Management Co., Class A	22,689
3,083	Brandywine Realty Trust	42,391
10,292	Campus Crest Communities, Inc.	129,061
1,869	Chesapeake Lodging Trust	40,240
2,301	DDR Corp.	39,738
13	Digital Reality Trust, Inc.	871
1,246	Douglas Emmett, Inc.	30,539
6,469	Franklin Street Properties Corp.	88,949
10,856	General Growth Properties, Inc.	207,783
21	Health Care REIT, Inc.	1,347

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Real Estate Investment Trusts (1.4%)
635	Jones Lang LaSalle, Inc.	$61,366
835	Liberty Property Trust	32,390
925	Mack-Cali Realty Corp.	26,252
9,874	MFA Financial, Inc.	87,681
29	Public Storage, Inc.	4,385
785	Rayonier, Inc.	43,858
3,127	Redwood Trust, Inc.	63,353
1,954	Senior Housing Properties Trust	49,026
650	Simon Property Group, Inc.	103,258
1,794	Sun Communities, Inc.	83,475
61	Ventas, Inc.	4,318
1,083	Vornado Realty Trust	86,867
527	Weingarten Realty Investors	16,153
		1,342,400
Restaurants (0.5%)
548	McDonald’s Corp.	52,553
1,372	Starbucks Corp.	75,213
2,747	Yum! Brands, Inc.	179,874
		307,640
Retail (2.0%)
4,955	American Eagle Outfitters, Inc.	102,469
169	AutoZone, Inc.(a)	64,245
49	Bed Bath & Beyond, Inc.(a)	2,781
1,176	Big Lots, Inc.(a)	39,161
2,704	Chico’s FAS, Inc.	45,914
91	Costco Wholesale Corp.	9,217
1,341	Dollar Tree, Inc.(a)	60,593
321	Home Depot, Inc.	21,989
1,232	Limited Brands, Inc.	56,081
1,076	Nordstrom, Inc.	58,341
6,569	PetMed Express, Inc.	83,098
8,944	Staples, Inc.	117,881
1,796	Target Corp.	113,076
2,523	The Cato Corp., Class A	64,740
6,171	Walgreen Co.	252,641
1,950	Wal-Mart Stores, Inc.	138,021
1,273	Williams-Sonoma, Inc.	57,794
		1,288,042
Road & Rail (0.0%)
687	Hertz Global Holdings, Inc.(a)	13,706
Savings & Loans (0.1%)
4,580	New York Community Bancorp, Inc.	61,830
Semiconductors (1.4%)
3,675	Cree, Inc.(a)	166,221
3,635	Cypress Semiconductor Corp.	38,277
6,361	Intel Corp.	132,627
845	KLA-Tencor Corp.	46,272
1,691	Lam Research Corp.(a)	71,529
3,729	Maxim Integrated Products, Inc.	116,270
3,747	Microchip Technology, Inc.	136,653
2,370	Teradyne, Inc.(a)	39,721
1,616	Texas Instruments, Inc.	55,542
2,312	Xilinx, Inc.	86,168
		889,280
Shipbuilding (0.0%)
344	Huntington Ingalls Industries, Inc.	16,526
Software (0.4%)
1,401	Autodesk, Inc.(a)	51,445
1,823	Compuware Corp.(a)	21,165
554	Concur Technologies, Inc.(a)	38,891
1,748	Intuit, Inc.	112,711
260	Salesforce.com, Inc.(a)	43,997

Shares	Security Description	Value
Common Stocks, continued:
Software, continued:
530	VMware, Inc., Class A(a)	$38,070
		306,279
Specialty Retail (0.1%)
734	CarMax, Inc.(a)	28,193
23	PetSmart, Inc.	1,498
48	Ross Stores, Inc.	2,782
12	The Sherwin-Williams Co.	1,939
851	Tiffany & Co.	57,153
155	TJX Cos., Inc.	6,970
		98,535
Technology (0.0%)
8	Waters Corp.(a)	742
Telecommunications (0.9%)
3,164	AT&T, Inc.	113,619
1,558	Level 3 Communications, Inc.(a)	31,129
151	Palo Alto Networks, Inc.(a)	9,231
3,885	Telefonaktiebolaget LM Ericsson ADR,
	Series B	47,435
9,395	Verizon Communications, Inc.	437,150
		638,564
Telecommunications-Services & Equipment (0.4%)
4,230	QUALCOMM, Inc.	277,615
960	TW Telecom, Inc.(a)	24,307
		301,922
Textiles, Apparel & Luxury Goods (0.2%)
870	Columbia Sportswear Co.	48,311
2,320	Hanesbrands, Inc.(a)	91,965
		140,276
Thrifts & Mortgage Finance (0.0%)
724	Peoples United Financial, Inc.	9,484
Tobacco & Tobacco Products (0.7%)
5,665	Altria Group, Inc.	190,060
2,038	Philip Morris International, Inc.	186,987
1,714	Reynolds American, Inc.	74,868
		451,915
Toys/Games/Hobbies (0.2%)
3,426	Hasbro, Inc.	137,109
Trading Companies & Distributors (0.0%)
12	W.W. Grainger, Inc.	2,718
Transportation (0.1%)
998	C.H. Robinson Worldwide, Inc.	56,906
869	Expeditors International of Washington,
	Inc.	33,761
		90,667
Transportation & Shipping (0.5%)
347	FedEx Corp.	36,584
1,092	Norfolk Southern Corp.	79,771
1,378	Union Pacific Corp.	188,937
		305,292
Utilities-Electric (0.4%)
5,028	Ameren Corp.	169,896
1,724	Entergy Corp.	107,336
		277,232
Utilities-Natural Gas (0.1%)
2,139	UGI Corp.	76,619
Water (0.1%)
1,281	American Water Works Co., Inc.	50,535
Total Common Stocks		32,108,663

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Asset Backed Securities (1.6%)
$141,661	Bayview Financial Acquisition Trust, Series 2005-B, Class 1A6, 5.21%, 4/28/39(b)	$144,203
222,257	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(b)	227,521
218,725	Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27(c)	224,193
66,220	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.85%, 9/25/33(b)	24,711
68,985	Residential Funding Mortgage Securities, 5.68%, 4/25/29(b)	73,861
355,714	Saxon Asset Securities Trust, Series 2003-3, Class AF5, 5.13%, 12/25/33(b)	366,376
Total Asset Backed Securities		1,060,865

Mortgage Backed Securities† (17.7%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.5%)
425,696	Bear Stearns Alternative-A Trust, 2.61%, 4/25/37(b)	268,016
91,581	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(b)	91,180
		359,196
Alt-A - Fixed Rate Mortgage Backed Securities (4.0%)
220,110	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	196,811
237,698	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	238,960
194,526	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	160,572
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	64,531
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	143,889
62,941	Countrywide Alternative Loan Trust, 5.50%, 11/25/35	47,862
224,913	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	167,571
30,554	Countrywide Alternative Loan Trust, 6.00%, 1/25/37	25,914
67,231	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34	71,627
14,836	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	15,070
212,042	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(b)	163,951
18,959	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	19,234
159,562	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	168,408

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$129,318	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	$135,241
425,014	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35(b)	395,634
104,236	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	98,053
211,207	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	123,956
38,954	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	39,141
33,614	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	27,418
2,321	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	2,335
174,096	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	159,929
77,175	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	63,406
118,014	Washington Mutual Mortgage Pass-Through Certificates, 5.50%, 7/25/35	116,495
		2,646,008
Prime Adjustable Rate Mortgage Backed Securities (0.7%)
39,814	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.13%, 9/25/34(b)	16,480
35,836	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.42%, 7/25/37(b).	34,493
277,998	Credit Suisse Mortgage Capital Certificates, Series 2009, 5.63%, 5/26/37(b)(c)	294,628
112,188	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(b)(c)	114,922
		460,523
Prime Fixed Mortgage Backed Securities (4.6%)
350,000	American Home Mortgage Investment Trust, 5.41%, 9/25/35(b)	271,185
89,514	Bank of America Funding Corp., 6.00%, 7/25/36	80,383
53,823	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	56,005
20,397	Bank of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	20,734
91,600	Chase Mortgage Finance Corp., 5.50%, 10/25/33	94,806
74,883	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.74%, 5/25/35(b)	72,294
313,092	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	329,548
25,006	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	25,163

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$63,112	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	$13,462
133,565	Countrywide Home Loans, 3.01%, 11/25/35(b)	110,521
7,943	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	7,561
229,627	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	234,822
125,625	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	122,931
151,665	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	125,425
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	34,326
53,743	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	36,331
37,964	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	38,775
836	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	836
8,359	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	7,858
78,156	Lehman Mortgage Trust, 5.50%, 1/25/36	73,474
6,175	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	6,528
29,475	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	30,652
170,939	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 4.97%, 9/25/33(b)	176,131
60,774	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	63,980
399,633	Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.85%, 10/25/37(b) (c)	394,638
245,002	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	228,599
3,182	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	3,217
17,076	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	17,634
327,899	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9, Class 1A5, 5.50%, 7/25/37	341,606
66,500	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	66,416
		3,085,841
U.S. Government Agency Mortgage Backed Securities (7.9%)
250,000	Fannie Mae, 1.63%, 10/26/15	257,989
275,000	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	277,331

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$220,600	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	$227,956
204,545	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	214,968
173,593	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	178,824
548,291	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	564,079
151,490	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	162,141
24,482	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	25,317
162,039	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	167,146
89,398	Fannie Mae, 4.50%, 4/1/35, Pool #814522	96,330
500,000	Fannie Mae, 5.00%, 2/13/17	585,891
2,443	Fannie Mae, 5.00%, 3/1/18, Pool #681351	2,648
111,445	Fannie Mae, 5.50%, 10/1/35, Pool #838584	122,135
8,005	Fannie Mae, 6.00%, 5/1/35, Pool #357778	8,850
13,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	14,826
71,517	Fannie Mae Grantor Trust, Series 2002-T6, Class A1, 3.31%, 2/25/32	73,908
272,107	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	269,267
21,819	Freddie Mac, 1.89%, 6/1/28, Pool #605508(b)	21,936
600,000	Freddie Mac, 2.50%, 1/7/14	611,921
259,830	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	266,517
97,895	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	99,413
373,191	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	384,806
242,741	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	249,306
62,642	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	65,067
4,028	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	4,301
6,500	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	7,062
6,326	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	6,910
10,981	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	11,699
25,797	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	29,736
105,373	Freddie Mac, 7.50%, 12/15/22	121,213
2,314	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	2,629
49,664	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	56,822
3,554	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	4,210

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2013
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$22,395	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	$26,733
		5,219,887
Total Mortgage Backed Securities		11,771,455

Corporate Bonds (4.2%)
Diversified Financial Services (0.2%)
150,000	Springleaf Finance Corp., 6.90%, 12/15/17, MTN	147,000
Financial Services (2.6%)
750,000	Bank of America Corp., 6.50%, 8/1/16	865,434
125,000	BP Capital Markets PLC, 3.63%, 5/8/14	129,603
100,000	Citigroup, Inc., 5.50%, 4/11/13	100,564
375,000	Citigroup, Inc., 5.85%, 7/2/13	381,406
105,000	Citigroup, Inc., 6.50%, 8/19/13	107,842
194,797	Preferred Term Securities XX, Class B-2, 0.76%, 3/22/38, Callable 4/5/13 @ 100*(b)(c)	87,659
121,963	Preferred Term Securities XXIII, 0.08%, 12/22/36 (d)	37
268,715	Regional Diversified Funding, 1.62%, 1/25/36 (b)(d)	8,061
		1,680,606
Insurance (0.4%)
250,000	Jackson National Life Global, 5.38%, 5/8/13, MTN (c)	252,182
Real Estate Investment Trusts (0.3%)
200,000	Arden Realty LP, 5.25%, 3/1/15, Callable 12/1/14 @ 100*	214,088
Retail (0.4%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	254,028
Security Brokers & Dealers (0.3%)
200,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	227,969
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (e)	35
		228,004
Total Corporate Bonds		2,775,908

Taxable Municipal Bonds (0.4%)
Illinois (0.2%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	170,175
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	109,646
Total Taxable Municipal Bonds		279,821

Shares or
Principal
Amount	Security Description	Value
U.S. Government Agency Securities (1.9%)
Fannie Mae Strips
$300,000	12.14%, 11/15/16 (f)	$288,730
Federal Home Loan Bank
550,000	1.00%, 3/13/23, Callable 6/13/13 @ 100*(g)	550,468
400,000	1.50%, 11/21/24 (b)	399,550
		950,018
Total U.S. Government Agency Securities		1,238,748

U.S. Treasury Obligations (13.4%)
U.S. Treasury Bonds
1,325,000	3.00%, 5/15/42	1,303,468
1,000,000	4.25%, 11/15/40	1,236,250
		2,539,718
U.S. Treasury Notes
1,050,000	0.25%, 4/30/14	1,050,656
500,000	0.25%, 9/15/15	499,336
800,000	2.00%, 11/15/21	822,687
300,000	2.13%, 2/29/16	315,797
1,125,000	2.25%, 11/30/17	1,206,123
500,000	2.75%, 2/28/18	548,750
810,000	2.75%, 2/15/19	892,772
150,000	3.63%, 2/15/21	174,516
750,000	4.50%, 2/15/16	841,348
		6,351,985
Total U.S. Treasury Obligations		8,891,703

Investment Companies (4.5%)
3,290	iPath Dow Jones-UBS Copper Subindex Total Return ETN	146,208
22,776	iShares MSCI EAFE Index Fund, 2.95%	1,325,108
26,020	iShares MSCI Emerging Markets Index Fund, 1.21%	1,124,324
1,230	SPDR Gold Trust	188,141
5,840	United States Oil Fund LP	193,070
Total Investment Companies		2,976,851

Investments in Affiliates (9.0%)
5,993,396	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	5,993,396
Total Investments in Affiliates		5,993,396

Total Investments (Cost $59,998,344) (i) — 100.8%		67,097,410
Liabilities in excess of other assets — (0.8)%		(536,771)
Net Assets — 100.0%		$66,560,639

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Concluded
February 28, 2013
(Unaudited)

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2013.
(c)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2013, illiquid securities were less than 0.1% of the Fund’s net assets.

(e)	Issuer has defaulted on the payment of interest.
(f)	Rate represents the effective yield at purchase.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2013.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2013.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
ETN	Exchange Traded Note
MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments
February 28, 2013
(Unaudited)

Shares	Security Description	Value
Common Stocks (98.0%)
Air Freight & Logistics (0.6%)
4,501	Expeditors International of Washington, Inc.	$174,864
Apparel Manufacturers (1.6%)
8,087	NIKE, Inc., Class B	440,418
Automotive Parts (1.7%)
6,257	Advance Auto Parts, Inc.	477,659
Banking (11.2%)
12,008	Comerica, Inc.	412,835
25,491	Fifth Third Bancorp	403,777
16,052	JPMorgan Chase & Co.	785,264
8,044	PNC Financial Services Group	501,865
15,462	U.S. Bancorp	525,399
14,553	Wells Fargo & Co.	510,519
		3,139,659
Beverages (1.8%)
6,796	PepsiCo, Inc.	514,933
Chemicals (2.8%)
4,877	Ecolab, Inc.	373,334
3,805	Praxair, Inc.	430,156
		803,490
Commercial Services & Supplies (1.3%)
7,471	The ADT Corp.	357,786
Computer Software & Services (3.3%)
3,204	Citrix Systems, Inc.(a)	227,164
16,480	EMC Corp.(a)	379,205
9,863	Oracle Corp.	337,906
		944,275
Computers & Peripherals (5.3%)
1,217	Apple, Inc.	537,183
20,709	Cisco Systems, Inc.	431,783
12,779	Hewlett-Packard Co.	257,369
7,641	NetApp, Inc.(a)	258,495
		1,484,830
Consumer Products (3.3%)
5,179	Church & Dwight Co., Inc.	320,891
7,989	The Procter & Gamble Co.	608,602
		929,493
Diversified Financial Services (1.4%)
3,823	Berkshire Hathaway, Inc., Class B(a)	390,558
Diversified Manufacturing Operations (8.5%)
6,837	Danaher Corp.	421,159
7,599	Donaldson Co., Inc.	273,792
34,634	General Electric Co.	804,200
4,720	Honeywell International, Inc.	330,872
7,673	Johnson & Johnson	583,992
		2,414,015
Electric Integrated (1.2%)
7,303	Southern Co.	328,708
Electronic Components/Instruments (2.1%)
4,930	Emerson Electric Co.	279,531
4,061	Thermo Fisher Scientific, Inc.	299,702
		579,233
Energy Equipment & Services (1.6%)
3,827	Lufkin Industries, Inc.	247,913
3,572	Transocean Ltd.(a)	186,816
		434,729
Financial Services (2.3%)
9,150	T. Rowe Price Group, Inc.	651,389
Hand/Machine Tools (1.2%)
4,362	Stanley Black & Decker, Inc.	343,289
Health Care (1.8%)
9,025	Express Scripts Holding Co.(a)	513,613

Shares	Security Description	Value
Common Stocks, continued:
Health Care Equipment & Supplies (1.2%)
7,446	Medtronic, Inc.	$334,772
Health Care Providers & Services (1.0%)
7,891	Patterson Companies, Inc.	286,759
Insurance (1.2%)
8,751	American International Group, Inc.(a)	332,626
Internet (4.3%)
5,129	eBay, Inc.(a)	280,454
12,757	Facebook, Inc., Class A(a)	347,628
747	Google, Inc., Class A(a)	598,496
		1,226,578
IT Services (1.1%)
618	Mastercard, Inc., Class A	320,013
Lodging (1.3%)
7,265	Las Vegas Sands Corp.	374,075
Machinery & Equipment (1.5%)
4,694	United Technologies Corp.	425,042
Media (2.6%)
9,726	News Corp., Class A	280,109
8,377	Walt Disney Co.	457,301
		737,410
Medical Equipment & Supplies (0.9%)
2,629	C.R. Bard, Inc.	259,877
Metals & Mining (1.1%)
9,420	Freeport-McMoRan Copper & Gold, Inc.	300,686
Oil & Gas (1.0%)
5,643	Whiting Petroleum Corp.(a)	274,814
Oil & Gas Exploration, Production and Services (1.5%)
12,142	Southwestern Energy Co.(a)	416,106
Oil, Gas & Consumable Fuels (0.9%)
3,366	Anardarko Petroleum Corp.	267,866
Oil-Integrated Companies (2.7%)
3,579	Chevron Corp.	419,281
4,458	Occidental Petroleum Corp.	367,027
		786,308
Pharmaceuticals (6.3%)
3,992	Abbott Laboratories	134,890
3,992	Abbvie, Inc.	147,385
2,266	Allergan, Inc.	245,680
21,148	Bristol-Myers Squibb Co.	781,841
6,354	Eli Lilly & Co.	347,309
3,011	Vertex Pharmaceuticals, Inc.(a)	140,975
		1,798,080
Pipelines (1.1%)
8,603	The Williams Cos., Inc.	298,610
Restaurants (1.4%)
5,862	Yum! Brands, Inc.	383,844
Retail (4.7%)
6,691	Dollar Tree, Inc.(a)	302,333
8,852	Target Corp.	557,321
11,110	Walgreen Co.	454,843
		1,314,497
Semiconductors (1.0%)
8,374	Texas Instruments, Inc.	287,814
Software (2.1%)
7,255	Autodesk, Inc.(a)	266,404
5,384	Intuit, Inc.	347,160
		613,564
Specialty Retail (1.0%)
4,395	Tiffany & Co.	295,168
Telecommunications (1.8%)
10,750	Verizon Communications, Inc.	500,198

See notes to financial statements.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Concluded
February 28, 2013
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Telecommunications-Services & Equipment (1.1%)
4,560	QUALCOMM, Inc.	$299,273
Toys/Games/Hobbies (0.7%)
5,270	Hasbro, Inc.	210,905
Transportation & Shipping (1.5%)
5,651	Norfolk Southern Corp.	412,806
Total Common Stocks		27,680,632

Investments in Affiliates (2.2%)
630,416	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	630,416
Total Investments in Affiliates		630,416

Total Investments (Cost $23,187,133) (c) — 100.2%		28,311,048
Liabilities in excess of other assets — (0.2)%		(53,092)
Net Assets — 100.0%		$28,257,956

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2013.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.

See notes to financial statements.

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments
February 28, 2013
(Unaudited)

Shares	Security Description	Value
Common Stocks (73.8%)
Aerospace/Defense (2.4%)
6,286	WESCO Aircraft Holdings, Inc.(a)	$85,490
Auto Parts & Equipment (2.4%)
973	Arctic Cat, Inc.(a)	35,349
2,665	Gentex Corp.	49,969
		85,318
Automotive Parts (1.0%)
440	Advance Auto Parts, Inc.	33,590
Banking (2.6%)
2,037	Chemical Financial Corp.	49,886
5,246	First Niagara Financial Group, Inc.	42,912
		92,798
Banks (1.4%)
4,817	CVB Financial Corp.	51,060
Commercial Services (1.6%)
4,221	Heidrick & Struggles International, Inc.	57,406
Computer Software & Services (1.8%)
2,784	EMC Corp.(a)	64,060
Computers & Peripherals (6.1%)
170	Apple, Inc.	75,038
2,168	Cisco Systems, Inc.	45,203
4,758	Hewlett-Packard Co.	95,826
		216,067
Consumer Products (5.3%)
8,372	Black Diamond, Inc.(a)	66,809
17,995	Callaway Golf Co.	120,926
		187,735
Consumer Services (5.5%)
769	Coinstar, Inc.(a)	39,365
15,265	Monarch Casino & Resort, Inc.(a)	153,566
		192,931
Diversified Financial Services (1.4%)
2,549	Marlin Business Services Corp.	48,304
Electronic Components/Instruments (2.9%)
2,594	FLIR Systems, Inc.	68,326
3,544	GSI Group, Inc.(a)	34,022
		102,348
Energy Equipment & Services (1.5%)
793	Lufkin Industries, Inc.	51,371
Environmental Control (1.5%)
2,691	Covanta Holding Corp.	52,636
Health Care Equipment & Supplies (3.9%)
2,323	Hill-Rom Holdings, Inc.	76,148
2,776	Volcano Corp.(a)	60,073
		136,221
Internet (2.4%)
2,060	Facebook, Inc., Class A(a)	56,135
8,417	Zynga, Inc.(a)	28,534
		84,669
Metals-Processing & Fabrication (1.9%)
8,015	Alcoa, Inc.	68,288

Shares	Security Description	Value
Common Stocks, continued:
Oil & Gas (10.5%)
2,918	Laredo Petroleum Holdings, Inc.(a)	$50,015
1,331	Legacy Reserves LP	35,112
4,310	Ocean Rig UDW, Inc.(a)	62,797
2,253	Suburban Propane Partners LP	94,850
1,626	Whiting Petroleum Corp.(a)	79,185
3,329	WPX Energy, Inc.(a)	47,239
		369,198
Pharmaceuticals (1.5%)
1,141	Vertex Pharmaceuticals, Inc.(a)	53,422
Raw Materials (1.7%)
1,897	Goldcorp, Inc.	61,539
Real Estate Investment Trusts (4.6%)
12,834	Campus Crest Communities, Inc.	160,938
Restaurants (2.1%)
1,779	Bob Evans Farms, Inc.	72,405
Retail (3.9%)
3,352	Barnes & Noble, Inc.(a)	52,760
910	Monro Muffler Brake, Inc.	33,716
2,017	The Cato Corp., Class A	51,756
		138,232
Semiconductors (1.5%)
13,348	Amkor Technology, Inc.(a)	54,059
Telecommunications-Services & Equipment (2.4%)
1,280	QUALCOMM, Inc.	84,006
Total Common Stocks		2,604,091

Convertible Preferred Stocks (4.8%)
Real Estate Investment Trusts (4.8%)
993	Chesapeake Lodging Trust, Series A, 7.08%, Callable 7/17/17 @ 25	26,573
5,472	MFA Financial, Inc., 1.22%, Callable 4/15/17 @ 25	143,311
Total Convertible Preferred Stocks		169,884

Investment Companies (7.0%)
733	iPath Dow Jones-UBS Copper Subindex Total Return ETN	32,575
2,981	Market Vectors Russia ETF	85,912
2,848	PowerShares DB Agriculture Fund	75,187
2,773	United States Natural Gas Fund LP	53,186
Total Investment Companies		246,860

Investments in Affiliates (11.9%)
420,728	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	420,728
Total Investments in Affiliates		420,728

Total Investments (Cost $3,363,884) (c) — 97.5%		3,441,563
Other assets in excess of liabilities — 2.5%		89,362
Net Assets — 100.0%		$3,530,925

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2013.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.

ETF Exchange Traded Fund
ETNExchange Traded Note

See notes to financial statements.

CAVANAL HILL FUNDS

Notes to Financial Statements
February 28, 2013
(Unaudited)

1.    Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of February 28, 2013, the Trust offered shares of the U.S. Treasury Fund, Cash Management Fund, Tax-Free Money Market Fund (each individually referred to as a “Money Market Fund” and, collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, and Opportunistic Fund (each referred to as a “Fund” and collectively, “the Funds”). The Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund and Opportunistic Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Money Market Funds are each authorized to issue an unlimited number of shares in five classes of shares: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of February 28, 2013, the Service Shares of the Cash Management Fund and Tax-Free Money Market Fund, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund, and the Premier Shares of the U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.    Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of Schedules of Portfolio Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets
• Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available, or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2013
(Unaudited)

The following is a summary categorization, as of February 28, 2013, of each Fund’s investments based on the inputs used in determining the value of such investments:

			Level 3 –
		Level 2 –	Significant
	Level 1 –	Other Significant	Unobservable
Fund	Quoted Prices	Observable Inputs	Inputs	Total

U.S. Treasury Fund
U.S. Treasury Obligations	$—	$221,442,685	$—	$221,442,685
Repurchase Agreements	—	568,000,000	—	568,000,000
Total Investments	—	789,442,685	—	789,442,685

Cash Management Fund
Commercial Paper1	—	219,910,434	—	219,910,434
U.S. Government Agency Securities	—	245,075,510	—	245,075,510
Repurchase Agreements	—	563,000,000	—	563,000,000
Time Deposit	—	5,506,584	—	5,506,584
Total Investments	—	1,033,492,528	—	1,033,492,528

Tax-Free Money Market Fund
Municipal Bonds2	—	357,826,892	—	357,826,892
Municipal Commercial Paper2		33,995,000	—	33,995,000
Investment Companies	1,564,036	—	—	1,564,036
Total Investments	1,564,036	391,821,892	—	393,385,928

Intermediate Tax-Free Bond Fund
Municipal Bonds2	—	36,400,514	—	36,400,514
Investments in Affiliates	1,367,275	—	—	1,367,275
Total Investments	1,367,275	36,400,514	—	37,767,789

Short-Term Income Fund
Asset Backed Securities	—	14,959,841	—	14,959,841
Mortgage Backed Securities3	—	36,296,187	—	36,296,187
Corporate Bonds1	—	17,541,013	—	17,541,013
Municipal Bonds2	—	1,582,443	—	1,582,443
U.S. Government Agency Securities	—	4,492,260	—	4,492,260
U.S. Treasury Obligations	—	63,169,493	—	63,169,493
Investments in Affiliates	903,188	—	—	903,188
Total Investments	903,188	138,041,237	—	138,944,425

Intermediate Bond Fund
Asset Backed Securities	—	918,152	—	918,152
Mortgage Backed Securities3	—	7,923,582	—	7,923,582
Corporate Bonds1	—	5,432,013	—	5,432,013
U.S. Government Agency Securities	—	1,262,095	—	1,262,095
U.S. Treasury Obligations	—	10,589,363	—	10,589,363
Investments in Affiliates	654,424	—	—	654,424
Total Investments	654,424	26,125,205	—	26,779,629

Bond Fund
Asset Backed Securities	—	1,668,581	—	1,668,581
Mortgage Backed Securities3	—	20,106,142	—	20,106,142
Corporate Bonds1	—	5,895,379	—	5,895,379
Taxable Municipal Bonds2	—	335,384	—	335,384
U.S. Government Agency Securities	—	1,981,506	—	1,981,506
U.S. Treasury Obligations	—	16,777,124	—	16,777,124
Investments in Affiliates	3,439,725	—	—	3,439,725
Total Investments	3,439,725	46,764,116	—	50,203,841

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2013
(Unaudited)

			Level 3 –
		Level 2 –	Significant
	Level 1 –	Other Significant	Unobservable
Fund	Quoted Prices	Observable Inputs	Inputs	Total

Balanced Fund
Common Stocks1	$32,108,663	$—	$—	$32,108,663
Asset Backed Securities	—	1,060,865	—	1,060,865
Mortgage Backed Securities3	—	11,771,455	—	11,771,455
Corporate Bonds1	—	2,775,908	—	2,775,908
Taxable Municipal Bonds2	—	279,821	—	279,821
U.S. Government Agency Securities	—	1,238,748	—	1,238,748
U.S. Treasury Obligations	—	8,891,703	—	8,891,703
Investment Companies	2,976,851	—	—	2,976,851
Investments in Affiliates	5,993,396	—	—	5,993,396
Total Investments	41,078,910	26,018,500	—	67,097,410
U.S. Large Cap Equity Fund
Common Stocks1	27,680,632	—	—	27,680,632
Investments in Affiliates	630,416	—	—	630,416
Total Investments	28,311,048	—	—	28,311,048
Opportunistic Fund
Common Stocks1	2,604,091	—	—	2,604,091
Convertible Preferred Stocks1	169,884	—	—	169,884
Investment Companies	246,860	—	—	246,860
Investments in Affiliates	420,728	—	—	420,728
Total Investments	3,441,563	—	—	3,441,563

1  Please see the Schedule of Portfolio Investments for Industry classification.
2  Please see the Schedule of Portfolio Investments for State classification.
3  Please see the Schedule of Portfolio Investments for Mortgage Backed Securities classification.

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. There were no transfers between Levels 1 and 2 as of February 28, 2013, based on levels assigned to securities on August 31, 2012.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization or accretion to maturity of any premium or discount, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund and Opportunistic Fund (the “Variable Net Asset Value Funds”).

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which are valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Domestic equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2013
(Unaudited)

Short-term fixed-income securities purchased with 60 days or fewer to maturity are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At February 28, 2013, the Cash Management Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund held restricted securities representing 18.4%, 10.0%, 9.4%, 5.3%, and 2.1% of net assets, respectively. The restricted securities held as of February 28, 2013 are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Cash Management Fund:
Colgate-Palmolive Co., 0.09%, 3/19/13	02/21/13	$9,999,350	$10,000,000	$9,999,550
Google, Inc., 0.09%, 4/11/13	02/12/13	29,995,650	30,000,000	29,996,925
Nestle Capital Corp., 0.20%, 1/9/14	02/25/13	29,947,000	30,000,000	29,947,667
The Coca-Cola Co., 0.18%, 6/17/13	01/04/13	14,987,700	15,000,000	14,991,900
The Coca-Cola Co., 0.24%, 3/4/13	10/02/12	14,984,700	15,000,000	14,999,700
The Procter & Gamble Co., 0.16%, 8/12/13	02/12/13	29,976,000	30,000,000	29,978,134
Total Capital SA, 0.10%, 3/1/13	02/28/13	29,999,917	30,000,000	30,000,000
Wal-Mart Stores, Inc., 0.09%, 3/18/13	02/26/13	29,998,500	30,000,000	29,998,725

Short-Term Income Fund:
Alesco Preferred Funding Ltd., Series 8A, Class C2, 1.66%, 12/23/35	07/24/07	1,050,849	1,106,372	110,637
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	1,848,289	1,789,569	1,834,308
Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37	12/14/09	429,342	438,104	458,472
CNL Funding, Series 1999-1, Class A2, 7.65%, 6/18/14	03/26/12	1,302,181	1,258,896	1,288,052
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.46%, 6/26/37	03/30/10	561,657	572,242	571,526
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 7/27/36	06/19/12	584,381	672,669	662,411
GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.67%, 7/25/35	06/21/12	365,019	400,021	396,815
I-Preferred Term Securities IV, 1.06%, 6/24/34 Callable 4/5/13 @ 100	03/08/06	1,470,000	1,500,000	990,001
Jackson National Life Global, 5.38%, 5/8/13	07/20/09	881,315	875,000	882,636
JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 2.12%, 1/26/37	09/01/10	227,862	231,507	231,317
JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37	09/02/09	238,973	248,930	256,553
JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37	12/14/10	1,263,592	1,256,740	1,288,589
JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37	08/31/11	431,820	423,353	433,668
JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 5.35%, 1/27/47	10/01/09	163,739	170,562	173,191
MetLife Global Funding I, 1.70%, 6/29/15	06/26/12	999,210	1,000,000	1,022,053
Preferred Term Securities IX, 2.11%, 4/3/33 Callable 4/5/13 @ 100	03/17/03	500,000	500,000	220,000
Preferred Term Securities V, 2.41%, 4/3/32 Callable 4/5/13 @ 100	09/14/06	305,890	321,184	32,118
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	398,411	406,542	122
RAAC, Series 2006-RP1, Class A3, 0.50%, 10/25/45	06/19/12	137,800	144,105	142,892
Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.85%, 10/25/37	06/22/12	2,932,651	3,115,806	3,076,858

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2013
(Unaudited)

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Intermediate Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.46%, 12/23/37	11/27/07	$532,073	$690,506	$25,894
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	08/04/08	176,336	908,914	34,084
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	308,048	298,261	305,718
I-Preferred Term Securities, Class B-1, 2.41%, 12/11/32 Callable 4/5/13 @ 100	04/09/03	502,835	500,000	300,000
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	08/27/10	500,000	500,000	522,870
Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40	06/02/06	78,245	78,245	75,034
Preferred Term Securities IX, 2.11%, 4/3/33 Callable 4/5/13 @ 100	03/18/03	500,000	500,000	220,000
Preferred Term Securities XI, Class B-1, 1.91%, 9/24/33 Callable 4/5/13 @ 100	09/12/03	508,562	508,562	208,510
Preferred Term Securities XX, Class B-2, 0.76%, 3/22/38 Callable 4/5/13 @ 100	12/21/07	880,319	973,987	438,295
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	398,411	406,542	122
Preferred Term Securities XXVI, Series B-2, 0.87%, 9/22/37 Callable 4/5/13 @ 100	11/08/07	961,668	1,205,765	397,902

Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.46%, 12/23/37	11/27/07	409,287	531,159	19,918
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	08/04/08	176,336	908,914	34,084
American International Group, Inc., 4.25%, 5/15/13	10/19/04	94,000	100,000	100,817
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	325,463	315,123	323,001
I-Preferred Term Securities, Class B-1, 2.41%, 12/11/32 Callable 4/5/13 @ 100	04/14/03	502,835	500,000	300,000
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	08/27/10	750,000	750,000	784,305
JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37	09/02/09	98,749	102,864	106,014
Preferred Term Securities IX, Series 144, 2.11%, 4/3/33 Callable 4/5/13 @ 100	03/18/03	1,000,000	1,000,000	440,001
Preferred Term Securities XI, Class B-1, 1.91%, 9/24/33 Callable 4/5/13 @ 100	09/12/03	508,562	508,562	208,510
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	199,206	203,271	61
Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.85%, 10/25/37	09/26/12	117,942	119,890	118,391
Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31	11/17/09	154,482	189,549	185,799

Balanced Fund:
Credit Suisse Mortgage Capital Certificates, Series 2009, 5.63%, 5/26/37	03/30/10	277,998	277,998	294,628
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	225,902	218,725	224,193
JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37	04/28/10	111,067	112,188	114,922
Jackson National Life Global, 5.38%, 5/8/13	07/20/09	246,198	250,000	252,182
Preferred Term Securities XX, Class B-2, 0.76%, 3/22/38 Callable 4/5/13 @ 100	12/21/07	176,064	194,797	87,659
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	119,523	121,963	37
Regional Diversified Funding, 1.62%, 1/25/36	01/09/07	260,351	268,715	8,061
Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.85%, 10/25/37	09/19/12	393,139	399,633	394,638

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which Cavanal Hill Investment Management, Inc. deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the securities collateral, including the risk of a possible decline in the fair value of the underlying securities while the Fund seeks to assert its rights.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2013
(Unaudited)

Distributions to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund and Bond Fund. Distributions from net investment income are declared and paid quarterly for the Balanced Fund, U.S. Large Cap Equity Fund and Opportunistic Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed is determined in accordance with income tax regulations which may differ from GAAP. These “book/ tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Allocations:

Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

3.    Related Party Transactions:

Cavanal Hill Investment Management, Inc. (the “Adviser”), a wholly-owned subsidiary of BOKF, NA (“BOK”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

	Annual Advisory Fee	Annual Advisory
Fund	(as a percentage of net assets)	Fee Waivers*
U.S. Treasury Fund	0.15%	0.10%
Cash Management Fund	0.15%	0.10%
Tax-Free Money Market Fund	0.15%	0.10%
Intermediate Tax-Free Bond Fund	0.55%	0.35%
Short-Term Income Fund	0.55%	0.40%
Intermediate Bond Fund	0.55%	0.35%
Bond Fund	0.55%	0.35%
Balanced Fund	0.74%	0.39%
U.S. Large Cap Equity Fund	0.69%	0.29%
Opportunistic Fund	1.35%**	0.00	%***

*	Contractual fee waivers are in place through December 31, 2012 and may be terminated or modified only with the approval of the Funds’ Board.
**	Prior to September 17, 2012, the annual advisory fee was 2.25%.
***
Effective September 17, 2012, the Adviser contractually agreed to waive or assume certain expenses through December 31, 2013 so that the expenses for each Class, excluding class-specific fees, do not exceed 1.64%. Prior to September 17, 2012, expenses for each Class, excluding distribution fees, did not exceed 2.65%.

The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule

		Annual
	Annual Administration Fee	Administration
Fund	(as a percentage of net assets)	Fee Waivers*
U.S. Treasury Fund	0.12%	0.07%
Cash Management Fund	0.12%	0.07%
Tax-Free Money Market Fund	0.12%	0.10%
Intermediate Tax-Free Bond Fund	0.20%	0.10%
Short-Term Income Fund	0.20%	0.10%
Intermediate Bond Fund	0.20%	0.10%
Bond Fund	0.20%	0.10%
Balanced Fund	0.20%	0.10%
U.S. Large Cap Equity Fund	0.20%	0.10%
Opportunistic Fund	0.20%	0.10%

*	Contractual fee waivers are in place through December 31, 2013 and may be terminated or modified only with the approval of the Funds’ Board.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2013
(Unaudited)

Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. For these services, the Administrator pays Citi an annual fee based on the average daily net assets of the Trust as follows, which is subject to an annual minimum fee equal to the number of Funds multiplied by $42,500.

Asset Breakpoints:	Rate
For the first $2 billion	0.0250%
For the next $2 billion	0.0125%
Over $4 billion	0.0100%

In addition, the Administrator pays Citi for certain reporting and typesetting services. Fees paid to Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds.

BOK serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOK is also entitled to any out-of-pocket expenses incurred. For the period ended February 28, 2013, BOK voluntarily waived $4,592, $3,291 and $476 of its fee received from the U.S. Treasury Fund, Cash Management Fund and Tax-Free Money Market Fund, respectively.

Citi also serves the Trust as transfer agent and fund accountant and makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). The fees for these services are covered under the Fund Accounting Agreement. For these services, the Funds pay Citi an annual fee based on the average daily net assets of the Trust as follows:

Asset Breakpoints:*	Rate
For the first $2 billion	0.0350%
For the next $2 billion	0.0275%
Over $4 billion	0.0200%

*  Trust net assets exclude any Fund that commenced operations after July 1, 2011.

In addition, the Funds pay Citi out-of-pocket expenses and certain fixed-dollar fees based on the number of funds and share classes that commenced operations after July 1, 2011. The Trust is subject to an annual minimum fee equal to the number of funds multiplied by $67,500.

Certain officers of the Trust are affiliated with Citi, the Adviser, the Distributor (see below) and/or BOK. These persons are paid no fees directly by the Trust for serving as officers of the Trust.

BOSC, Inc. (“BOSC” or the “Distributor”), an affiliate of the Adviser and BOK, is the Distributor of the Funds pursuant to a Distribution Agreement between the Trust and BOSC. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BOSC a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, Service and A Shares, and 0.50% of the Premier Shares, and may be used by BOSC to pay banks, including BOK, broker dealers and other institutions. For the period ended February 28, 2013, BOSC, as Distributor, received $4,005 and BOK received $291,266 from the Distributor. BOSC has contractually agreed to waive 0.15% of such fee paid by the Service Shares, 0.45% of such fee paid by the Premier Shares and 0.13% of such fee paid by the Administrative Shares of the Cash Management Fund through December 31, 2013.

The Funds have entered into shareholder servicing agreements with various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, the service organizations received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative, Institutional, Investor, Select, Service and Premier Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the period ended February 28, 2013, BOSC and BOK received net shareholder servicing fees of $4,440 and $777,464, respectively. For shareholder purchases made through BOSC and BOK, such affiliates have contractually agreed to waive 0.25%, 0.15%, 0.17% and 0.25% of such fees paid by the Select, Service, Institutional and Premier Shares, respectively, of the Money Market Funds and 0.25%, 0.25% and 0.10% of such fees paid by the Institutional, Investor and A Shares, respectively, of the Variable NAV Funds (excluding Opportunistic Fund Investor Shares) through December 31, 2013.

From time to time, fees may be reduced or reimbursed in order to assist one or more of the Funds in maintaining more competitive expense ratios. Fee reductions by the Funds’ service providers are contractual as disclosed in the Funds’ statutory prospectus. Voluntary fee reductions and waivers may also occur on an ad hoc basis. All fee waivers are not subject to recoupment in subsequent fiscal periods and voluntary fee reductions and waivers may be stopped at any time.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2013
(Unaudited)

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the period ended February 28, 2013 were as follows:

Fund	Purchases	Sales
Intermediate Tax-Free Bond Fund	$—	$2,425,000
Short-Term Income Fund	47,607,894	26,916,329
Intermediate Bond Fund	4,903,141	2,574,027
Bond Fund	9,107,881	10,727,473
Balanced Fund	19,942,620	21,794,396
U.S. Large Cap Equity Fund	14,036,575	17,342,369
Opportunistic Fund	4,891,604	3,254,664

Purchases and sales of long-term U.S. government securities for the period ended February 28, 2013 were as follows:

Fund	Purchases	Sales
Short-Term Income Fund	$30,325,173	$9,623,538
Intermediate Bond Fund	4,584,874	1,379,718
Bond Fund	8,636,672	7,872,318
Balanced Fund	3,068,293	2,547,778

5.	Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector or locale.

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

At February 28, 2013, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Unrealized
	Tax Cost of	Unrealized	Net Unrealized	Appreciation/
Fund	Securities	Appreciation	Depreciation	(Depreciation)
Intermediate Tax-Free Bond	$34,415,787	$3,352,057	$(55)	$3,352,002
Short-Term Income Fund	143,268,765	1,994,447	(6,318,787)	(4,324,340)
Intermediate Bond Fund	30,342,891	1,133,183	(4,696,445)	(3,563,262)
Bond Fund	52,490,597	1,822,261	(4,109,017)	(2,286,756)
Balanced Fund	60,236,931	8,350,754	(1,490,275)	6,860,479
U.S. Large Cap Equity Fund	23,252,505	5,191,080	(132,537)	5,058,543
Opportunistic Fund	3,371,018	147,308	(76,763)	70,545

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2013
(Unaudited)

The tax characteristics of distributions paid to shareholders during the fiscal years ended August 31, 2012 and 2011 were as follows:

	Distributions Paid From:
	Net				Total
	Investment	Net Long-	Total Taxable	Tax-Exempt	Distributions
2012	Income	Term Gains	Distributions	Distributions	Paid*
U.S. Treasury Fund	$70,208	$—	$70,208	$—	$70,208
Cash Management Fund	76,506	—	76,506	—	76,506
Tax-Free Money Market Fund	472	1,671	2,143	117,096	119,239
Intermediate Tax-Free Bond Fund	1,028	218,960	219,988	1,144,636	1,364,624
Short-Term Income Fund	2,596,013	—	2,596,013	—	2,596,013
Intermediate Bond Fund	804,209	—	804,209	—	804,209
Bond Fund	1,725,069	—	1,725,069	—	1,725,069
Balanced Fund	1,513,714	—	1,513,714	—	1,513,714
U.S. Large Cap Equity Fund	304,829	—	304,829	—	304,829
Opportunistic Fund	2,456		2,456		2,456

*	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

	Distributions Paid From:
	Net				Total
	Investment	Net Long-	Total Taxable	Tax-Exempt	Distributions
2011	Income	Term Gains	Distributions	Distributions	Paid*
U.S. Treasury Fund	$105,846	$9,980	$115,826	$—	$115,826
Cash Management Fund	145,866	—	145,866	—	145,866
Tax-Free Money Market Fund	9,209	1,427	10,636	331,478	342,114
Intermediate Tax-Free Bond Fund	313	12,870	13,183	1,221,249	1,234,432
Short-Term Income Fund	2,397,787	—	2,397,787	—	2,397,787
Intermediate Bond Fund	895,265	—	895,265	—	895,265
Bond Fund	1,475,158	—	1,475,158	—	1,475,158
Balanced Fund	1,575,981	—	1,575,981	—	1,575,981
U.S. Large Cap Equity Fund	301,252	—	301,252	—	301,252

*	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of August 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed
	Ordinary	Undistributed			Accumulated	Unrealized	Total
	Income/Tax-	Long-Term	Accumulated	Distributions	Capital and	Appreciation/	Accumulated
Fund	Exempt Income	Capital Gains	Earnings	Payable*	Other Losses**	(Depreciation)***	Earnings/(Deficit)
U.S. Treasury Fund	$7,717	$—	$7,717	$(8,456)	$(2,298)	$—	$(3,037)
Cash Management Fund	7,089	—	7,089	(7,550)	(779,044)	—	(779,505)
Tax-Free Money
Market Fund	8,027	335	8,362	(6,950)	—	—	1,412
Intermediate Tax-Free
Bond Fund	66,542	1,534	68,076	(89,948)	—	3,443,905	3,422,033
Short-Term Income Fund	147,300	—	147,300	(124,526)	(21,239,217)	(5,283,799)	(26,500,242)
Intermediate Bond Fund	61,127	—	61,127	(29,713)	(7,416,698)	(4,371,501)	(11,756,785)
Bond Fund	34,807	—	34,807	(75,189)	(735,663)	(2,167,244)	(2,943,289)
Balanced Fund	274,228	862,281	1,136,509	—	—	5,833,631	6,970,140
U.S. Large Cap
Equity Fund	50,420	44,550	94,970	—	—	4,650,689	4,745,659
Opportunistic Fund	38,658	—	38,658	—	—	12,742	51,400

*	Distributions payable may differ from that disclosed in the Statements of Assets and Liabilities because distributions are recognized when actually paid for tax purposes.
**	See below for post-October losses and capital loss carryforwards.
***	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

CAVANAL HILL FUNDS

Notes to Financial Statements, Concluded
February 28, 2013
(Unaudited)

Under current tax laws, net capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. As of August 31, 2012, the Funds’ deferred post-October capital losses were as follows:

Post-October
Fund	Capital Losses
Short-Term Income Fund	$2,732,720
Intermediate Bond Fund	1,925,494
Bond Fund	735,663

At August 31, 2012, the following Funds had capital loss carryforwards as summarized in the tables below.

Capital loss carryforwards subject to expiration:

Fund	Amount	Expires
Cash Management Fund	$3,863	2013
Cash Management Fund	19,115	2015
Cash Management Fund	96,738	2017
Cash Management Fund	107,078	2018
Cash Management Fund	550,617	2019
Short-Term Income Fund	1,765,022	2013
Short-Term Income Fund	1,068,319	2014
Short-Term Income Fund	37,616	2015
Short-Term Income Fund	115,480	2016
Short-Term Income Fund	11,477,199	2017
Short-Term Income Fund	3,730,873	2018
Short-Term Income Fund	173,448	2019
Intermediate Bond Fund	2,246,538	2017
Intermediate Bond Fund	3,244,666	2018

Capital loss carryforwards not subject to expiration:

	Short-Term	Long-Term
Fund	Amount	Amount	Total
U.S. Treasury Fund	$2,298	$—	$2,298
Cash Management Fund	1,633	—	1,633

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders. Capital loss carryforwards that are not subject to expiration must be utilized before those that are subject to expiration. During the year ended August 31, 2012, Short-Term Income Fund, Bond Fund, Balanced Fund and U.S. Large Cap Equity Fund utilized $130,725, $144,291, $641,142 and $620,216, respectively, of net capital loss carryforwards.

7.	Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued and there are no subsequent events to report.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:		Less Dividends From:
					Distributions
	Net Asset			Dividends	from Net
	Value,	Net	Total from	from Net	Realized	Total
	Beginning of	Investment	Investment	Investment	Gains from	Dividends and
	Period	Income	Activities	Income	Investments	Distributions
U.S. Treasury Fund
Administrative Shares
Period Ended February 28, 2013^	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2008	1.000	0.022	0.022	(0.022)	—	(0.022)

Service Shares
Period Ended February 28, 2013^	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2008	1.000	0.025	0.025	(0.025)	—	(0.025)

Institutional Shares
Period Ended February 28, 2013^	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2008	1.000	0.027	0.027	(0.027)	—	(0.027)

Cash Management Fund
Administrative Shares
Period Ended February 28, 2013^	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.004	0.004	(0.004)	—	(0.004)
Year Ended August 31, 2008	1.000	0.030	0.030	(0.030)	—	(0.030)

Institutional Shares
Period Ended February 28, 2013^	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.002	0.002	(0.002)	—	(0.002)
Year Ended August 31, 2009	1.000	0.007	0.007	(0.007)	—	(0.007)
Year Ended August 31, 2008	1.000	0.033	0.033	(0.033)	—	(0.033)

Premier Shares
Period Ended February 28, 2013^(e)	1.000	—	—	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)
During the period, the Funds received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statements of operations as other income to the Funds. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Administrative, Service and Institutional Shares would have been 0.01%, 0.01%, 0.01% and 0.05%, 0.05%, 0.05%, respectively, for U.S. Treasury Fund; and the Administrative and Institutional Shares of the Cash Management Fund would have been 0.01%, 0.12% and 0.02%, 0.13%, respectively.

(e)	For the period September 17, 2012 (commencement of operations) through February 28, 2013.

Amounts designated as “ – ” are $0 or have been rounded to $0.
^ Unaudited.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)

				Ratio of Net
Net Asset			Ratio of Net	Investment Income	Ratio of Gross
Value, End	Total	Net Assets End	Expenses to	to Average Net	Expenses to Average
of Period	Return(a)	of Period (000s)	Average Net Assets	Assets	Net Assets (c)

$1.000	0.00%	$605,003	0.13%	0.01%	0.87%
1.000	0.01%	788,180	0.09%	0.01%	0.86%
1.000	0.01%	825,388	0.15%	0.01%	0.87%
1.000	0.13%(d)	526,943	0.20%	0.09%(d)	0.85%
1.000	0.07%	504,418	0.29%	0.08%	0.88%
1.000	2.25%	815,800	0.71%	2.30%	0.88%

1.000	0.00%	46,139	0.13%	0.01%	0.87%
1.000	0.01%	40,533	0.09%	0.01%	0.86%
1.000	0.01%	33,292	0.16%	0.01%	0.87%
1.000	0.13%(d)	40,385	0.20%	0.08%(d)	0.86%
1.000	0.10%	107,700	0.26%	0.12%	0.89%
1.000	2.55%	223,977	0.41%	2.12%	0.88%

1.000	0.00%	139,028	0.13%	0.01%	0.62%
1.000	0.01%	148,421	0.09%	0.01%	0.61%
1.000	0.01%	178,898	0.16%	0.01%	0.62%
1.000	0.14%(d)	200,536	0.20%	0.09%(d)	0.61%
1.000	0.12%	320,914	0.24%	0.14%	0.63%
1.000	2.70%	538,527	0.27%	2.62%	0.63%

1.000	0.00%	451,014	0.14%	0.01%	0.86%
1.000	0.01%	466,990	0.12%	0.01%	0.86%
1.000	0.01%	436,984	0.24%	0.01%	0.87%
1.000	0.11%(d)	462,414	0.39%	0.08%(d)	0.86%
1.000	0.39%	649,605	0.62%	0.38%	0.92%
1.000	3.06%	805,345	0.58%	3.05%	0.89%

1.000	0.00%	582,628	0.14%	0.01%	0.61%
1.000	0.01%	461,016	0.12%	0.01%	0.61%
1.000	0.02%	424,264	0.23%	0.02%	0.62%
1.000	0.22%(d)	446,334	0.27%	0.20%(d)	0.61%
1.000	0.69%	416,940	0.32%	0.74%	0.67%
1.000	3.38%	674,905	0.27%	3.21%	0.64%

1.000	0.00%	11	0.12%	0.02%	1.11%

See notes to financial statements.

CAVANAL HILL FUNDS
Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:		Less Dividends From:
					Distributions
				Dividends	from Net
	Net Asset Value,	Net	Total from	from Net	Realized	Total
	Beginning of	Investment	Investment	Investment	Gains from	Dividends and
	Period	Income	Activities	Income	Investments	Distributions
Tax-Free Money Market Fund
Administrative Shares
Period Ended February 28, 2013^	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	—	—	—	—	—
Year Ended August 31, 2009	1.000	0.007	0.007	(0.007)	—	(0.007)
Year Ended August 31, 2008	1.000	0.020	0.020	(0.020)	—	(0.020)
Institutional Shares
Period Ended February 28, 2013^	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.010	0.010	(0.010)	—	(0.010)
Year Ended August 31, 2008	1.000	0.024	0.024	(0.024)	—	(0.024)
Select Shares
Period Ended February 28, 2013^	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.011	0.011	(0.011)	—	(0.011)
Year Ended August 31, 2008	1.000	0.025	0.025	(0.025)	—	(0.025)
Premier Shares
Period Ended February 28, 2013^(d)	1.000	—	—	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	For the period September 17, 2012 (commencement of operations) through February 28, 2013.

Amounts designated as “ – ” are $0 or have been rounded to $0.
^ Unaudited.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
				Ratio of Net
			Ratio of Net	Investment	Ratio of Gross
Net Asset			Expenses to	Income (loss)	Expenses to
Value, End	Total	Net Assets End	Average Net	to average net	Average Net
of Period	Return(a)	of Period (000s)	Assets	assets	Assets (c)

$1.000	0.01%	$6,828	0.16%	0.01%	0.86%
1.000	0.01%	9,441	0.17%	0.01%	0.86%
1.000	0.01%	6,303	0.26%	0.05%	0.94%
1.000	0.01%	17,051	0.27%	0.07%	0.89%
1.000	0.67%	71,197	0.64%	0.26%	0.93%
1.000	2.04%	6,659	0.68%	1.99%	0.93%

1.000	0.01%	11,815	0.15%	0.01%	0.61%
1.000	0.03%	10,843	0.17%	0.02%	0.61%
1.000	0.03%	19,734	0.24%	0.07%	0.68%
1.000	0.06%	39,568	0.25%	0.09%	0.65%
1.000	1.04%	37,267	0.28%	0.92%	0.70%
1.000	2.47%	36,548	0.26%	2.25%	0.68%

1.000	0.01%	375,007	0.14%	0.02%	0.61%
1.000	0.03%	416,443	0.15%	0.04%	0.61%
1.000	0.09%	325,261	0.18%	0.13%	0.68%
1.000	0.14%	364,453	0.15%	0.18%	0.65%
1.000	1.12%	471,079	0.20%	1.08%	0.70%
1.000	2.56%	540,457	0.18%	2.44%	0.68%

1.000	0.02%	11	0.13%	0.01%	1.11%

See notes to financial statements.

CAVANAL HILL FUNDS
Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
			Operations:			Less Dividends From:
				Net Realized
				and			Distributions
				Unrealized		Dividends	from Net
	Net Asset Value,	Net		Gains	Total from	from Net	Realized	Total
	Beginning of	Investment		(Losses) on	Investment	Investment	Gains from	Dividends and
	Period	Income		Investments	Activities	Income	Investments	Distributions
Intermediate Tax-Free Bond Fund
Investor Shares
Period Ended February 28, 2013^	$11.67	$0.14		$(0.03)	$0.11	$(0.14)	$—	$(0.14)
Year Ended August 31, 2012	11.38	0.29	(e)	0.34	0.63	(0.28)	(0.06)	(0.34)
Year Ended August 31, 2011	11.48	0.33		(0.10)	0.23	(0.33)	—	(0.33)
Year Ended August 31, 2010	10.96	0.32		0.53	0.85	(0.32)	(0.01)	(0.33)
Year Ended August 31, 2009	10.66	0.33	(e)	0.31	0.64	(0.33)	(0.01)	(0.34)
Year Ended August 31, 2008	10.48	0.40		0.13	0.53	(0.35)	—	(0.35)
Institutional Shares
Period Ended February 28, 2013^	11.68	0.16		(0.03)	0.13	(0.16)	—	(0.16)
Year Ended August 31, 2012	11.39	0.32	(e)	0.34	0.66	(0.31)	(0.06)	(0.37)
Year Ended August 31, 2011	11.49	0.35		(0.10)	0.25	(0.35)	—	(0.35)
Year Ended August 31, 2010	10.97	0.35		0.53	0.88	(0.35)	(0.01)	(0.36)
Year Ended August 31, 2009	10.67	0.36	(e)	0.31	0.67	(0.36)	(0.01)	(0.37)
Year Ended August 31, 2008	10.48	0.42		0.15	0.57	(0.38)	—	(0.38)
A Shares
Period Ended February 28, 2013^	11.67	0.23		(0.06)	0.17	(0.20)	—	(0.20)
Year Ended August 31, 2012	11.39	0.29	(e)	0.34	0.63	(0.29)	(0.06)	(0.35)
Period Ended August 31, 2011(h)	11.07	0.11		0.32	0.43	(0.11)	—	(0.11)

Short-Term Income Fund
Investor Shares
Period Ended February 28, 2013^	9.53	0.05		0.10	0.15	(0.07)	—	(0.07)
Year Ended August 31, 2012	9.42	0.19		0.15	0.34	(0.23)	—	(0.23)
Year Ended August 31, 2011	9.27	0.25		0.16	0.41	(0.26)	—	(0.26)
Year Ended August 31, 2010	8.61	0.42		0.63	1.05	(0.39)	—	(0.39)
Year Ended August 31, 2009	9.36	0.50	(e)	(0.78)	(0.28)	(0.45)	(0.02)	(0.47)
Year Ended August 31, 2008	10.15	0.50	(e)	(0.78)	(0.28)	(0.48)	(0.03)	(0.51)
Institutional Shares
Period Ended February 28, 2013^	9.53	0.08		0.07	0.15	(0.08)	—	(0.08)
Year Ended August 31, 2012	9.42	0.21		0.16	0.37	(0.26)	—	(0.26)
Year Ended August 31, 2011	9.27	0.28		0.16	0.44	(0.29)	—	(0.29)
Year Ended August 31, 2010	8.61	0.46		0.62	1.08	(0.42)	—	(0.42)
Year Ended August 31, 2009	9.36	0.52	(e)	(0.78)	(0.26)	(0.47)	(0.02)	(0.49)
Year Ended August 31, 2008	10.14	0.52	(e)	(0.77)	(0.25)	(0.50)	(0.03)	(0.53)
A Shares
Period Ended February 28, 2013^	9.53	(0.18)		0.33	0.15	(0.07)	—	(0.07)
Year Ended August 31, 2012	9.42	0.18		0.16	0.34	(0.23)	—	(0.23)
Period Ended August 31, 2011(h)	9.40	0.07		0.03	0.10	(0.08)	—	(0.08)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)	During the period, the Funds received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc.
This amount was included in the statements of operations as other income to the Funds. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 2.87%, 3.14% and 7.83%, 8.11%, respectively, for Intermediate Tax-Free
Bond Fund; and for Short-Term Income Fund they would have been 4.66%, 4.94% and 12.26%, 12.58%, respectively.
(g)	During the period, the Sub-Administrator made a voluntary reimbursement to Intermediate Tax-Free Bond Fund. Absent this reimbursement, the total return, net expense ratio and net investment income ratio for the year ended August 31, 2008 would have been approximately 4.79%, 0.84% and 3.43%, respectively, for Investor
Shares and 5.15%, 0.59% and 3.54%, respectively, for Institutional Shares.
(h)	For the period May 2, 2011 (commencement of operations) through August 31, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.
^ Unaudited.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)

				Ratio of Net	Ratio of
			Ratio of Net	Investment	Gross
Net Asset	Total Return	Net Assets	Expenses to	Income to	Expenses to
Value, End	(Excludes Sales	End of	Average Net	Average Net	Average Net	Portfolio
of Period	Charge)(a)	Period (000s)	Assets	Assets	Assets(c)	Turnover(d)

$11.64	0.95%	$2,525	0.73%	3.37%	1.42%	—%
11.67	5.66%	2,503	0.73%	2.48%	1.42%	8%
11.38	2.14%	2,897	0.85%	2.94%	1.54%	11%
11.48	7.92%(f)	3,250	0.78%	2.96%(f)	1.46%	12%
10.96	6.16%	2,848	0.83%	3.08%	1.53%	7%
10.66	5.18%(g)	3,061	0.43%(g)	3.84%(g)	1.54%	7%

11.65	1.08%	37,643	0.47%	0.86%	1.17%	—%
11.68	5.94%	41,529	0.48%	2.74%	1.17%	8%
11.39	2.38%	37,464	0.50%	3.19%	1.20%	11%
11.49	8.20%(f)	34,484	0.51%	3.23%(f)	1.21%	12%
10.97	6.42%	29,956	0.58%	3.35%	1.28%	7%
10.67	5.54%(g)	13,178	0.18%(g)	3.95%(g)	1.29%	7%

11.64	1.47%	848	0.72%	0.84%	1.27%	—%
11.67	5.66%	38	0.73%	2.48%	1.27%	8%
11.39	3.90%	10	0.75%	2.94%	1.32%	11%

9.61	1.59%	52,364	0.65%	1.32%	1.39%	20%
9.53	3.68%	41,539	0.67%	1.88%	1.42%	62%
9.42	4.48%	27,135	0.73%	2.70%	1.47%	36%
9.27	12.47%(f)	25,733	0.78%	4.86%(f)	1.47%	46%
8.61	(2.71)%	15,880	0.86%	5.94%	1.61%	10%
9.36	(2.96)%	54,053	0.73%	4.92%	1.48%	48%

9.60	1.61%	88,872	0.39%	1.62%	1.14%	20%
9.53	3.94%	80,073	0.42%	2.15%	1.17%	62%
9.42	4.75%	67,116	0.47%	2.90%	1.22%	36%
9.27	12.79%(f)	45,921	0.47%	5.17%(f)	1.22%	46%
8.61	(2.44)%	30,468	0.60%	6.16%	1.35%	10%
9.36	(2.61)%	145,184	0.48%	5.24%	1.23%	48%

9.61	1.67%	112	0.64%	1.31%	1.24%	20%
9.53	3.69%	10	0.67%	1.90%	1.27%	62%
9.42	1.04%	10	0.71%	2.11%	1.32%	36%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:				Less Dividends From:
				Net Realized
				and			Distributions
				Unrealized		Dividends	from Net
	Net Asset Value,	Net		Gains	Total from	from Net	Realized	Total
	Beginning of	Investment		(Losses) on	Investment	Investment	Gains from	Dividends and
	Period	Income		Investments	Activities	Income	Investments	Distributions
Intermediate Bond Fund
Investor Shares
Period Ended February 28, 2013^	$9.94	$0.29		$0.16	$0.45	$(0.12)	$—	$(0.12)
Year Ended August 31, 2012	9.69	0.25	(e)	0.32	0.57	(0.32)	—	(0.32)
Year Ended August 31, 2011	9.36	0.44		0.27	0.71	(0.38)	—	(0.38)
Year Ended August 31, 2010	8.45	0.55	(e)	0.85	1.40	(0.49)	—	(0.49)
Year Ended August 31, 2009	9.49	0.51	(e)	(0.94)	(0.43)	(0.47)	(0.14)	(0.61)
Year Ended August 31, 2008	10.26	0.50		(0.80)	(0.30)	(0.47)	—	(0.47)

Institutional Shares
Period Ended February 28, 2013^	9.95	0.30		0.17	0.47	(0.14)	—	(0.14)
Year Ended August 31, 2012	9.70	0.28	(e)	0.32	0.60	(0.35)	—	(0.35)
Year Ended August 31, 2011	9.38	0.47		0.26	0.73	(0.41)	—	(0.41)
Year Ended August 31, 2010	8.46	0.57	(e)	0.86	1.43	(0.51)	—	(0.51)
Year Ended August 31, 2009	9.50	0.54	(e)	(0.94)	(0.40)	(0.50)	(0.14)	(0.64)
Year Ended August 31, 2008	10.26	0.54		(0.80)	(0.26)	(0.50)	—	(0.50)

A Shares
Period Ended February 28, 2013^	9.94	0.30	(e)	0.16	0.46	(0.13)	—	(0.13)
Year Ended August 31, 2012	9.70	0.26	(e)	0.30	0.56	(0.32)	—	(0.32)
Period Ended August 31, 2011(g)	9.62	0.13		0.06	0.19	(0.11)	—	(0.11)

Bond Fund
Investor Shares
Period Ended February 28, 2013^	9.52	0.11		0.08	0.19	(0.13)	—	(0.13)
Year Ended August 31, 2012	9.26	0.28		0.32	0.60	(0.32)	(0.02)	(0.34)
Year Ended August 31, 2011	8.95	0.37		0.28	0.65	(0.34)	—	(0.34)
Year Ended August 31, 2010	8.18	0.50		0.74	1.24	(0.47)	—	(0.47)
Year Ended August 31, 2009	8.63	0.46	(e)	(0.40)	0.06	(0.46)	(0.05)	(0.51)
Year Ended August 31, 2008	9.29	0.47		(0.68)	(0.21)	(0.45)	—	(0.45)

Institutional Shares
Period Ended February 28, 2013^	9.51	0.12		0.09	0.21	(0.14)	—	(0.14)
Year Ended August 31, 2012	9.25	0.31		0.32	0.63	(0.35)	(0.02)	(0.37)
Year Ended August 31, 2011	8.95	0.40		0.27	0.67	(0.37)	—	(0.37)
Year Ended August 31, 2010	8.18	0.51		0.75	1.26	(0.49)	—	(0.49)
Year Ended August 31, 2009	8.63	0.48	(e)	(0.40)	0.08	(0.48)	(0.05)	(0.53)
Year Ended August 31, 2008	9.28	0.49		(0.67)	(0.18)	(0.47)	—	(0.47)

A Shares
Period Ended February 28, 2013^	9.52	0.09	(e)	0.11	0.20	(0.14)	—	(0.14)
Year Ended August 31, 2012	9.26	0.28		0.32	0.60	(0.32)	(0.02)	(0.34)
Period Ended August 31, 2011(g)	9.07	0.12		0.18	0.30	(0.11)	—	(0.11)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)
During the period, the Funds received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statements of operations as other income to the Funds. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 5.70%, 5.96% and 16.59%, 17.00%, respectively, for Intermediate Bond Fund; and for Bond Fund they would have been 5.64%, 5.81% and 15.35%, 15.64%, respectively.

(g)	For the period May 2, 2011 (commencement of operations) through August 31, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.
^ Unaudited.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)

				Ratio of Net	Ratio of
	Total Return		Ratio of Net	Investment	Gross
Net Asset	(Excludes	Net Assets	Expenses to	Income to	Expenses to
Value, End	Sales	End of	Average Net	Average Net	Average Net	Portfolio
of Period	Charge)(a)	Period (000s)	Assets	Assets	Assets(c)	Turnover(d)

$10.27	4.58%	$14,383	0.87%	5.80%	1.56%	11%
9.94	6.02%	12,131	0.89%	2.54%	1.58%	34%
9.69	7.72%	13,166	0.89%	4.65%	1.59%	28%
9.36	17.08%(f)	12,554	0.85%	6.17%(f)	1.54%	22%
8.45	(4.15)%	10,188	0.89%	6.14%	1.59%	21%
9.49	(3.05)%	30,688	0.79%	4.91%	1.48%	36%

10.28	4.71%	12,503	0.61%	6.27%	1.31%	11%
9.95	6.30%	11,136	0.64%	2.88%	1.33%	34%
9.70	7.88%	10,370	0.64%	4.91%	1.34%	28%
9.38	17.48%(f)	9,165	0.58%	6.37%(f)	1.28%	22%
8.46	(3.89)%	10,675	0.62%	6.36%	1.32%	21%
9.50	(2.70)%	46,853	0.53%	5.17%	1.23%	36%

10.28	4.73%	56	0.86%	5.92%	1.41%	11%
9.94	5.92%	11	0.89%	2.66%	1.43%	34%
9.70	1.99%	10	0.91%	4.07%	1.48%	28%

9.58	2.02%	11,173	0.75%	2.26%	1.45%	19%
9.52	6.60%	12,283	0.76%	3.02%	1.46%	34%
9.26	7.47%	10,592	0.82%	4.17%	1.51%	36%
8.95	15.56%(f)	8,316	0.83%	5.82%(f)	1.53%	35%
8.18	1.17%	10,182	0.91%	5.84%	1.61%	24%
8.63	(2.47)%	20,684	0.79%	4.99%	1.48%	26%

9.58	2.26%	37,942	0.50%	2.46%	1.20%	19%
9.51	6.87%	36,248	0.51%	3.28%	1.21%	34%
9.25	7.62%	30,796	0.56%	4.42%	1.26%	36%
8.95	15.85%(f)	24,885	0.55%	6.04%(f)	1.25%	35%
8.18	1.44%	16,817	0.65%	6.12%	1.35%	24%
8.63	(2.11)%	35,232	0.53%	5.29%	1.23%	26%

9.58	2.12%	49	0.75%	1.94%	1.30%	19%
9.52	6.61%	11	0.76%	3.02%	1.31%	34%
9.26	3.29%	10	0.81%	3.77%	1.38%	36%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:				Less Dividends From:
							Distributions
				Net Realized		Dividends	from Net
	Net Asset Value,	Net		and Unrealized	Total from	from Net	Realized	Total
	Beginning of	Investment		Gains (Losses)	Investment	Investment	Gains from	Dividends and
	Period	Income		on Investments	Activities	Income	Investments	Distributions
Balanced Fund
Investor Shares
Period Ended February 28, 2013^	$12.84	$0.14		$0.54	$0.68	$(0.16)	$(0.23)	$(0.39)
Year Ended August 31, 2012	11.96	0.28	(e)	0.88	1.16	(0.28)	—	(0.28)
Year Ended August 31, 2011	10.88	0.28		1.08	1.36	(0.28)	—	(0.28)
Year Ended August 31, 2010	10.30	0.29		0.60	0.89	(0.31)	—	(0.31)
Year Ended August 31, 2009	11.50	0.26	(e)	(1.24)	(0.98)	(0.22)	—	(0.22)
Year Ended August 31, 2008	13.49	0.35		(1.13)	(0.78)	(0.32)	(0.89)	(1.21)

Institutional Shares
Period Ended February 28, 2013^	12.87	0.15		0.54	0.69	(0.17)	(0.23)	(0.40)
Year Ended August 31, 2012	11.99	0.31	(e)	0.88	1.19	(0.31)	—	(0.31)
Year Ended August 31, 2011	10.91	0.31		1.08	1.39	(0.31)	—	(0.31)
Year Ended August 31, 2010	10.32	0.32		0.60	0.92	(0.33)	—	(0.33)
Year Ended August 31, 2009	11.51	0.28	(e)	(1.24)	(0.96)	(0.23)	—	(0.23)
Year Ended August 31, 2008	13.49	0.37		(1.12)	(0.75)	(0.34)	(0.89)	(1.23)

A Shares
Period Ended February 28, 2013^	12.83	0.16		0.51	0.67	(0.16)	(0.23)	(0.39)
Year Ended August 31, 2012	11.96	0.28	(e)	0.87	1.15	(0.28)	—	(0.28)
Period Ended August 31, 2011(g)	12.67	0.10		(0.73)	(0.63)	(0.08)	—	(0.08)

U.S. Large Cap Equity Fund
Investor Shares
Period Ended February 28, 2013^	11.80	0.06		0.75	0.81	(0.06)	(0.02)	(0.08)
Year Ended August 31, 2012	10.49	0.08		1.31	1.39	(0.08)	—	(0.08)
Year Ended August 31, 2011	9.47	0.03		1.05	1.08	(0.06)	—	(0.06)
Year Ended August 31, 2010	9.18	0.07	(e)	0.26	0.33	(0.04)	—	(0.04)
Year Ended August 31, 2009	11.26	0.07		(2.09)	(2.02)	(0.06)	—	(0.06)
Year Ended August 31, 2008	11.63	0.03		(0.36)	(0.33)	(0.04)	—	(0.04)

Institutional Shares
Period Ended February 28, 2013^	11.86	0.08		0.75	0.83	(0.08)	(0.02)	(0.10)
Year Ended August 31, 2012	10.54	0.12		1.31	1.43	(0.11)	—	(0.11)
Year Ended August 31, 2011	9.51	0.06		1.06	1.12	(0.09)	—	(0.09)
Year Ended August 31, 2010	9.22	0.10		0.26	0.36	(0.07)	—	(0.07)
Year Ended August 31, 2009	11.31	0.09	(e)	(2.10)	(2.01)	(0.08)	—	(0.08)
Year Ended August 31, 2008	11.66	0.04		(0.34)	(0.30)	(0.05)	—	(0.05)

A Shares
Period Ended February 28, 2013^	11.81	0.06		0.75	0.81	(0.06)	(0.02)	(0.08)
Year Ended August 31, 2012	10.50	0.08		1.31	1.39	(0.08)	—	(0.08)
Period Ended August 31, 2011(g)	11.83	0.02		(1.34)	(1.32)	(0.01)	—	(0.01)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)
During the period, the Funds received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statements of operations as other income to the Funds. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 2.55%, 2.80% and 8.59%, 8.89%, respectively, for Balanced Fund; and for U.S. Large Cap Equity Fund they would have been 0.45%, 0.70% and 3.33%, 3.54%, respectively.

(g)	For the period May 2, 2011 (commencement of operations) through August 31, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.
^ Unaudited.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
	Total			Ratio of Net
	Return		Ratio of Net	Investment	Ratio of Gross
Net Asset	(Excludes	Net Assets	Expenses to	Income to	Expenses to
Value, End	Sales	End of Period	Average Net	Average Net	Average Net	Portfolio
of Period	Charge)(a)	(000s)	Assets	Assets	Assets(c)	Turnover(d)

$13.13	5.41%	$14,089	0.88%	2.14%	1.62%	33%
12.84	9.78%	13,687	0.88%	2.24%	1.62%	64%
11.96	12.49%	16,451	0.89%	2.27%	1.63%	86%
10.88	8.70%(f)	16,473	0.90%	2.66%(f)	1.64%	81%
10.30	(8.21)%	15,203	0.97%	2.77%	1.71%	88%
11.50	(6.42)%	16,687	0.93%	2.58%	1.66%	102%

13.16	5.54%	52,253	0.63%	2.39%	1.37%	33%
12.87	10.04%	50,960	0.63%	2.52%	1.37%	64%
11.99	12.73%	45,113	0.64%	2.52%	1.38%	86%
10.91	9.00%(f)	41,545	0.65%	2.91%(f)	1.39%	81%
10.32	(7.98)%	40,062	0.72%	3.03%	1.46%	88%
11.51	(6.19)%	46,596	0.67%	2.85%	1.41%	102%

13.11	5.35%	219	0.85%	1.55%	1.44%	33%
12.83	9.80%	10	0.88%	2.25%	1.47%	64%
11.96	5.10%	9	0.86%	2.38%	1.49%	86%

12.53	6.94%	1,707	0.93%	1.06%	1.57%	50%
11.80	13.32%	1,602	0.92%	0.72%	1.56%	51%
10.49	11.39%	1,957	0.94%	0.33%	1.58%	72%
9.47	3.63%(f)	1,610	0.99%	0.74%(f)	1.61%	45%
9.18	(17.85)%	1,480	1.17%	0.87%	1.80%	47%
11.26	(2.87)%	1,879	1.10%	0.15%	1.73%	40%

12.59	7.05%	26,540	0.68%	1.31%	1.32%	50%
11.86	13.61%	27,842	0.67%	0.96%	1.31%	51%
10.54	11.73%	35,655	0.69%	0.59%	1.33%	72%
9.51	3.84%(f)	29,405	0.71%	1.06%(f)	1.35%	45%
9.22	(17.64)%	17,213	0.91%	1.09%	1.55%	47%
11.31	(2.54)%	9,991	0.84%	0.41%	1.48%	40%

12.54	6.94%	11	0.93%	1.06%	1.42%	50%
11.81	13.41%	10	0.92%	0.72%	1.41%	51%
10.50	(11.23)%	9	0.94%	0.56%	1.44%	72%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:				Less Dividends From:
							Distributions
	Net Asset	Net		Net Realized		Dividends	from Net	Total
	Value,	Investment		and Unrealized	Total from	from Net	Realized	Dividends
	Beginning of	Income		Gains (Losses)	Investment	Investment	Gains from	and
	Period	(Loss)		on Investments	Activities	Income	Investments	Distributions
Opportunistic Fund
Investor Shares
Period Ended February 28, 2013^	$11.26	$0.03		$0.89	$0.92	$(0.01)	$(0.41)	$(0.42)
Period Ended August 31, 2012(e)	10.00	(0.12	)(f)	1.47	1.35	—	(0.09)	(0.09)
Institutional Shares
Period Ended February 28, 2013^	11.28	0.05		0.90	0.95	(0.04)	(0.41)	(0.45)
Period Ended August 31, 2012(e)	10.00	(0.09	)(f)	1.46	1.37	—	(0.09)	(0.09)
A Shares
Period Ended February 28, 2013^	11.26	0.03		0.90	0.93	(0.01)	(0.41)	(0.42)
Period Ended August 31, 2012(e)	10.00	(0.12	)(f)	1.47	1.35	—	(0.09)	(0.09)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	For the period September 1, 2011 (commencement of operations) through August 31, 2012.
(f)	Calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.
^ Unaudited.

  See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
	Total			Ratio of Net
	Return		Ratio of Net	Investment	Ratio of Gross
Net Asset	(Excludes	Net Assets	Expenses to	Income (Loss)	Expenses to
Value, End	Sales	End of Period	Average Net	to Average	Average Net	Portfolio
of Period	Charge)(a)	(000s)	Assets	Net Assets	Assets(c)	Turnover(d)

$11.76	8.30%	$338	2.21%	0.54%	3.84%	165%
11.26	13.65%	363	2.90%	(1.10)%	5.36%	207%

11.78	8.56%	2,515	1.69%	0.59%	3.59%	165%
11.28	13.86%	600	2.65%	(0.86)%	5.11%	207%

11.77	8.41%	679	1.96%	0.62%	3.69%	165%
11.26	13.65%	319	2.90%	(1.10)%	5.21%	207%

See notes to financial statements.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited)
February 28, 2013
U.S. Treasury Fund:

Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	28.0%
Repurchase Agreements	71.9%
Other assets in excess of liabilities	0.1%
Total	100.0%

Cash Management Fund:
Percentage of
Security Allocation	Net Assets
Commercial Paper	21.3%
U.S. Government Agency Securities	23.7%
Repurchase Agreements	54.5%
Time Deposit	0.5%
Other assets in excess of liabilities	—
Total	100.0%

Tax-Free Money Market Fund:
Percentage of
Security Allocation	Net Assets
Municipal Bonds	90.9%
Municipal Commercial Paper	8.6%
Investment Companies	0.4%
Other assets in excess of liabilities	0.1%
Total	100.0%

Intermediate Tax-Free Bond Fund:
Percentage of
Security Allocation	Net Assets
Municipal Bonds	95.7%
Investments in Affiliates	3.6%
Other assets in excess of liabilities	0.7%
Total	100.0%

Short-Term Income Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	10.6%
Mortgage Backed Securities	25.7%
Corporate Bonds	12.4%
Municipal Bonds	1.1%
U.S. Government Agency Securities	3.2%
U.S. Treasury Obligations	44.7%
Investments in Affiliates	0.6%
Other assets in excess of liabilities	1.7%
Total	100.0%

Intermediate Bond Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	3.4%
Mortgage Backed Securities	29.4%
Corporate Bonds	20.2%
U.S. Government Agency Securities	4.7%
U.S. Treasury Obligations	39.3%
Investments in Affiliates	2.4%
Other assets in excess of liabilities	0.6%
Total	100.0%

Bond Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	3.4%
Mortgage Backed Securities	40.9%
Corporate Bonds	12.0%
Taxable Municipal Bonds	0.7%
U.S. Government Agency Securities	4.0%
U.S. Treasury Obligations	34.1%
Investments in Affiliates	7.0%
Liabilities in excess of other assets	(2.1)%
Total	100.0%

Balanced Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	48.1%
Asset Backed Securities	1.6%
Mortgage Backed Securities	17.7%
Corporate Bonds	4.2%
Taxable Municipal Bonds	0.4%
U.S. Government Agency Securities	1.9%
U.S. Treasury Obligations	13.4%
Investment Companies	4.5%
Investments in Affiliates	9.0%
Liabilities in excess of other assets	(0.8)%
Total	100.0%

U.S. Large Cap Equity Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	98.0%
Investments in Affiliates	2.2%
Liabilities in excess of other assets	(0.2)%
Total	100.0%

Opportunistic Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	73.8%
Convertible Preferred Stocks	4.8%
Investment Companies	7.0%
Investments in Affiliates	11.9%
Other assets in excess of liabilities	2.5%
Total	100.0%

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited), Continued
February 28, 2013

As a shareholder of the Cavanal Hill Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cavanal Hill Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 through February 28, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period*
	9/1/12	2/28/13	9/1/12 - 2/28/13	9/1/12 - 2/28/13
U.S. Treasury Fund1
Administrative Shares	$1,000.00	$1,000.00	$0.64	0.13%
Service Shares	1,000.00	1,000.00	0.64	0.13%
Institutional Shares	1,000.00	1,000.00	0.64	0.13%

Cash Management Fund1
Administrative Shares	1,000.00	1,000.00	0.69	0.14%
Institutional Shares	1,000.00	1,000.00	0.69	0.14%
Premier Shares**	1,000.00	1,000.10	0.54	0.12%

Tax-Free Money Market Fund1
Administrative Shares	1,000.00	1,000.10	0.79	0.16%
Institutional Shares	1,000.00	1,000.10	0.74	0.15%
Select Shares	1,000.00	1,000.10	0.69	0.14%
Premier Shares**	1,000.00	1,000.20	0.59	0.13%

Intermediate Tax-Free Bond Fund1
Investor Shares	1,000.00	1,009.50	3.64	0.73%
Institutional Shares	1,000.00	1,010.80	2.34	0.47%
A Shares	1,000.00	1,014.70	3.60	0.72%

Short-Term Income Fund1
Investor Shares	1,000.00	1,015.90	3.25	0.65%
Institutional Shares	1,000.00	1,016.10	1.95	0.39%
A Shares	1,000.00	1,016.70	3.20	0.64%

Intermediate Bond Fund1
Investor Shares	1,000.00	1,045.80	4.41	0.87%
Institutional Shares	1,000.00	1,047.10	3.10	0.61%
A Shares	1,000.00	1,047.30	4.37	0.86%

Bond Fund1
Investor Shares	1,000.00	1,020.20	3.76	0.75%
Institutional Shares	1,000.00	1,022.60	2.51	0.50%
A Shares	1,000.00	1,021.20	3.76	0.75%

Balanced Fund1
Investor Shares	1,000.00	1,054.10	4.48	0.88%
Institutional Shares	1,000.00	1,055.40	3.21	0.63%
A Shares	1,000.00	1,053.50	4.33	0.85%

U.S. Large Cap Equity Fund1
Investor Shares	1,000.00	1,069.40	4.77	0.93%
Institutional Shares	1,000.00	1,070.50	3.49	0.68%
A Shares	1,000.00	1,069.40	4.77	0.93%

Opportunistic Fund1
Investor Shares	1,000.00	1,083.00	11.41	2.21%
Institutional Shares	1,000.00	1,085.60	8.74	1.69%
A Shares	1,000.00	1,084.10	10.13	1.96%

1	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).
*	Annualized.
**
Information shown reflects values for the period from September 17, 2012 (commencement of operations) to February 28, 2013 and has been calculated using expense ratios and rates of return of the same period.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited), Concluded
February 28, 2013

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the Cavanal Hill Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period*
	9/1/12	2/28/13	9/1/12 - 2/28/13	9/1/12 - 2/28/13
U.S. Treasury Fund1
Administrative Shares	$1,000.00	$1,024.15	$0.65	0.13%
Service Shares	1,000.00	1,024.15	0.65	0.13%
Institutional Shares	1,000.00	1,024.15	0.65	0.13%

Cash Management Fund1
Administrative Shares	1,000.00	1,024.10	0.70	0.14%
Institutional Shares	1,000.00	1,024.10	0.70	0.14%
Premier Shares	1,000.00	1,024.20	0.60	0.12%

Tax-Free Money Market Fund1
Administrative Shares	1,000.00	1,024.00	0.80	0.16%
Institutional Shares	1,000.00	1,024.05	0.75	0.15%
Select Shares	1,000.00	1,024.10	0.70	0.14%
Premier Shares	1,000.00	1,024.15	0.65	0.13%

Intermediate Tax-Free Bond Fund1
Investor Shares	1,000.00	1,021.17	3.66	0.73%
Institutional Shares	1,000.00	1,022.46	2.36	0.47%
A Shares	1,000.00	1,021.22	3.61	0.72%

Short-Term Income Fund1
Investor Shares	1,000.00	1,021.57	3.26	0.65%
Institutional Shares	1,000.00	1,022.86	1.96	0.39%
A Shares	1,000.00	1,021.62	3.21	0.64%

Intermediate Bond Fund1
Investor Shares	1,000.00	1,020.48	4.36	0.87%
Institutional Shares	1,000.00	1,021.77	3.06	0.61%
A Shares	1,000.00	1,020.53	4.31	0.86%

Bond Fund1
Investor Shares	1,000.00	1,021.08	3.76	0.75%
Institutional Shares	1,000.00	1,022.32	2.51	0.50%
A Shares	1,000.00	1,021.08	3.76	0.75%

Balanced Fund1
Investor Shares	1,000.00	1,020.43	4.41	0.88%
Institutional Shares	1,000.00	1,021.67	3.16	0.63%
A Shares	1,000.00	1,020.58	4.26	0.85%

U.S. Large Cap Equity Fund1
Investor Shares	1,000.00	1,020.18	4.66	0.93%
Institutional Shares	1,000.00	1,021.42	3.41	0.68%
A Shares	1,000.00	1,020.18	4.66	0.93%

Opportunistic Fund1
Investor Shares	1,000.00	1,013.84	11.03	2.21%
Institutional Shares	1,000.00	1,016.41	8.45	1.69%
A Shares	1,000.00	1,015.08	9.79	1.96%

1	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).
*	Annualized.

C A V A N A L  H I L L  F U N D S

SemiAnn-02/13

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1). Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Cavanal Hill Funds

By (Signature and Title)* /s/ James L. Huntzinger

James L. Huntzinger, President

Date May 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James L. Huntzinger

James L. Huntzinger, President

Date May 1, 2013

By (Signature and Title)* /s/ Scott Rhodes

Scott Rhodes, Treasurer

Date May 1, 2013